GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – 98.7%
Austria – 0.2%
265 Verbund AG (Utilities) $ 25,300
Belgium – 0.6%
231 Elia Group SA/NV (Utilities) 25,066
1,668 Umicore SA (Materials) 44,644
69,710
Brazil – 1.2%
5,005 Centrais Eletricas Brasileiras
SA (Utilities) 41,463
1,289 Cosan SA (Energy) 4,639
1,538 CPFL Energia SA (Utilities) 11,553
3,340 Energisa SA (Utilities) 35,741
1,423 Engie Brasil Energia SA
(Utilities) 12,550
1,280 Sao Martinho SA (Consumer
Staples) 8,595
2,821 Transmissora Alianca de
Energia Eletrica SA (Utilities) 20,853
135,394
Canada – 3.1%
5,709 Algonquin Power & Utilities
Corp. (Utilities) 35,243
107 Atco Ltd., Class I (Utilities) 2,924
834 Boralex, Inc., Class A (Utilities) 18,964
126 Capital Power Corp. (Utilities) 3,429
294 Emera, Inc. (Utilities) 10,341
3,904 Fortis, Inc. (Utilities) 156,523
2,538 Hydro One Ltd. (Utilities)
(a)
70,608
2,062 Northland Power, Inc. (Utilities) 33,549
189 SNC-Lavalin Group, Inc.
(Industrials) 5,863
1,876 TransAlta Corp. (Utilities) 15,275
352,719
China – 9.9%
1,000 Beijing Easpring Material
Technology Co. Ltd., Class A
(Industrials) 5,735
4,100 BYD Co. Ltd., Class A
(Consumer Discretionary) 114,342
8,800 CECEP Solar Energy Co. Ltd.,
Class A (Utilities) 6,864
14,800 CECEP Wind-Power Corp.,
Class A (Utilities) 6,383
5,900 China Baoan Group Co. Ltd.,
Class A (Industrials) 9,658
27,362 China Longyuan Power Group
Corp. Ltd., Class H (Utilities) 20,494
43,000 China National Nuclear Power
Co. Ltd., Class A (Utilities) 42,332
65,700 China Three Gorges Renewables
Group Co. Ltd., Class A
(Utilities) 42,322
3,700 Chongqing Three Gorges Water
Conservancy & Electric Power
Co. Ltd., Class A (Utilities) 3,933
9,980 Contemporary Amperex
Technology Co. Ltd., Class A
(Industrials) 233,393
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,400 Dajin Heavy Industry Co. Ltd.,
Class A (Industrials) $ 4,925
470 Daqo New Energy Corp. ADR
(Information Technology)* 11,120
6,400 Dongfang Electric Corp. Ltd.,
Class A (Industrials) 13,058
4,500 Eve Energy Co. Ltd., Class A
(Industrials) 26,587
3,100 Flat Glass Group Co. Ltd., Class
A (Information Technology) 10,987
300 Ganfeng Lithium Group Co.
Ltd., Class A (Materials) 1,638
13,400 GCL System Integration
Technology Co. Ltd., Class A
(Information Technology)* 5,085
165,060 GCL Technology Holdings Ltd.
(Information Technology) 21,979
11,600 GEM Co. Ltd., Class A
(Materials) 9,162
850 Ginlong Technologies Co. Ltd.,
Class A (Industrials) 7,933
7,900 Goldwind Science &
Technology Co. Ltd., Class A
(Industrials) 9,625
236 GoodWe Technologies Co. Ltd.,
Class A (Industrials) 3,563
3,900 Gotion High-tech Co. Ltd.,
Class A (Industrials)* 12,097
6,600 Guangdong No 2 Hydropower
Engineering Co. Ltd., Class A
(Industrials) 4,649
1,000 Guangzhou Great Power Energy
& Technology Co. Ltd., Class A
(Industrials) 3,851
4,300 Guangzhou Tinci Materials
Technology Co. Ltd., Class A
(Materials) 14,572
4,232 Hangzhou First Applied
Material Co. Ltd., Class A
(Information Technology) 13,767
3,700 Hengdian Group DMEGC
Magnetics Co. Ltd., Class A
(Information Technology) 7,010
1,104 Hoyuan Green Energy Co.
Ltd., Class A (Information
Technology) 5,117
7,404 JA Solar Technology Co.
Ltd., Class A (Information
Technology) 20,633
6,400 Jilin Electric Power Co. Ltd.,
Class A (Utilities) 4,024
273 JinkoSolar Holding Co. Ltd.
ADR (Information Technology) 8,572
17,160 LONGi Green Energy
Technology Co. Ltd., Class A
(Information Technology) 51,016
5,100 Ming Yang Smart Energy Group
Ltd., Class A (Industrials) 9,620

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
740 Ningbo Ronbay New Energy
Technology Co. Ltd., Class A
(Industrials) $ 4,044
5,200 Ningbo Shanshan Co. Ltd.,
Class A (Materials) 9,729
278 NXP Semiconductors NV
(Information Technology) 56,734
556 Qingdao Gaoce Technology
Co. Ltd., Class A (Information
Technology) 3,291
2,500 Risen Energy Co. Ltd., Class A
(Information Technology) 5,650
4,100 Shanghai Aiko Solar Energy
Co. Ltd., Class A (Information
Technology) 9,290
4,535 Shanghai Putailai New Energy
Technology Co. Ltd., Class A
(Materials) 14,575
1,600 Shenzhen Capchem Technology
Co. Ltd., Class A (Materials) 10,002
700 Shenzhen Dynanonic Co. Ltd.,
Class A (Materials) 6,332
1,400 Shenzhen Kstar Science And
Technology Co. Ltd., Class A
(Industrials) 4,980
800 Shenzhen SC New Energy
Technology Corp., Class A
(Information Technology) 7,877
2,896 Shenzhen Senior Technology
Material Co. Ltd., Class A
(Materials) 6,067
3,200 Sungrow Power Supply Co.
Ltd., Class A (Industrials) 37,283
468 Suzhou Maxwell Technologies
Co. Ltd., Class A (Industrials) 7,078
11,600 TBEA Co. Ltd., Class A
(Industrials) 22,628
9,175 TCL Zhonghuan Renewable
Energy Technology Co.
Ltd., Class A (Information
Technology) 21,431
4,100 Titan Wind Energy Suzhou Co.
Ltd., Class A (Industrials)* 7,171
10,200 Tongwei Co. Ltd., Class A
(Information Technology) 34,995
4,991 Trina Solar Co. Ltd., Class A
(Information Technology) 18,843
468 Wuhan DR Laser Technology
Corp. Ltd., Class A
(Information Technology) 3,810
363 Wuxi Autowell Technology
Co. Ltd., Class A (Information
Technology) 4,628
3,100 Xiamen Tungsten Co. Ltd.,
Class A (Materials) 7,462
3,647 Xinjiang Daqo New Energy
Co. Ltd., Class A (Information
Technology) 15,725
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
34,479 Xinyi Solar Holdings Ltd.
(Information Technology) $ 19,821
5,000 Zhejiang Chint Electrics Co.
Ltd., Class A (Industrials) 15,355
3,800 Zhejiang Huayou Cobalt Co.
Ltd., Class A (Materials) 17,082
2,900 Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
(Information Technology) 17,532
1,155,461
Czech Republic – 0.5%
1,323 CEZ AS (Utilities) 58,631
Denmark – 2.6%
1,457 Orsted AS (Utilities)
(a)
68,744
8,203 Vestas Wind Systems A/S
(Industrials)* 227,561
296,305
Finland – 1.7%
3,527 Fortum OYJ (Utilities) 49,586
3,939 Neste OYJ (Energy) 149,909
199,495
France – 2.9%
14,330 Engie SA (Utilities) 248,885
614 Vinci SA (Industrials) 75,234
324,119
Germany – 5.0%
18,044 E.ON SE (Utilities) 234,974
1,323 Infineon Technologies AG
(Information Technology) 51,317
1,012 Nordex SE (Industrials)* 11,224
5,122 RWE AG (Utilities) 220,024
4,304 Siemens Energy AG
(Industrials)* 51,094
85 SMA Solar Technology AG
(Information Technology)* 5,161
142 Wacker Chemie AG (Materials) 17,399
591,193
Greece – 0.0%
231 Public Power Corp. SA
(Utilities)* 2,722
India – 0.9%
3,658 Adani Green Energy Ltd.
(Utilities)* 45,128
20,376 NHPC Ltd. (Utilities) 13,292
3,830 Power Grid Corp. of India Ltd.
(Utilities) 9,596
60,889 Suzlon Energy Ltd.
(Industrials)* 29,753
1,506 Tata Power Co. Ltd. (The)
(Utilities) 4,838
102,607

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Israel – 0.0%
1 Enlight Renewable Energy Ltd.
(Utilities)* $ 10
Italy – 5.0%
12,807 A2A SpA (Utilities) 27,570
63,298 Enel SpA (Utilities) 447,952
455 ERG SpA (Utilities) 13,067
11,625 Terna - Rete Elettrica Nazionale
(Utilities) 93,811
582,400
Japan – 3.5%
6,064 Chubu Electric Power Co., Inc.
(Utilities) 74,941
1,924 Denso Corp. (Consumer
Discretionary) 30,116
884 Hitachi Ltd. (Industrials) 61,501
6,113 Kansai Electric Power Co., Inc.
(The) (Utilities) 81,501
3,558 Kyushu Electric Power Co., Inc.
(Utilities)* 23,841
580 NIDEC Corp. (Industrials) 21,986
2,238 Panasonic Holdings Corp.
(Consumer Discretionary) 23,162
1,290 Renesas Electronics Corp.
(Information Technology)* 22,718
464 Rohm Co. Ltd. (Information
Technology) 8,868
2,848 SUMCO Corp. (Information
Technology) 42,700
523 Toshiba Corp. (Industrials)* 16,274
407,608
Norway – 0.1%
8,684 NEL ASA (Industrials)* 6,382
Portugal – 0.1%
3,229 EDP – Energias de Portugal SA
(Utilities) 15,456
Singapore – 0.3%
694 STMicroelectronics NV
(Information Technology) 32,905
South Korea – 4.0%
133 CS Wind Corp. (Industrials) 5,515
294 Doosan Fuel Cell Co. Ltd.
(Industrials)* 5,538
162 Ecopro Co. Ltd. (Materials) 93,924
695 Hanwha Solutions Corp.
(Materials)* 17,993
2,216 Korea Electric Power Corp.
(Utilities)* 32,377
201 L&F Co. Ltd. (Information
Technology) 27,467
343 LG Chem Ltd. (Materials) 133,196
92 OCI Holdings Co. Ltd.
(Materials) 7,045
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
383 Samsung SDI Co. Ltd.
(Information Technology) $ 140,120
463,175
Spain – 8.1%
26 Acciona SA (Utilities) 3,674
2,629 Endesa SA (Utilities) 55,032
49,462 Iberdrola SA (Utilities) 612,267
1,128 Naturgy Energy Group SA
(Utilities) 33,747
3,308 Redeia Corp. SA (Utilities) 55,512
10,589 Repsol SA (Energy) 162,213
666 Solaria Energia y Medio
Ambiente SA (Utilities)* 12,473
934,918
Switzerland – 1.0%
1,722 ABB Ltd. (Industrials) 68,737
163 BKW AG (Utilities) 28,943
29,152 Meyer Burger Technology AG
(Information Technology)* 6,853
104,533
Taiwan – 0.4%
1,958 Delta Electronics, Inc.
(Information Technology) 19,837
3,989 Sino-American Silicon
Products, Inc. (Information
Technology) 23,367
43,204
Thailand – 0.2%
11,916 Energy Absolute PCL, NVDR
(Utilities) 15,074
4,425 Gulf Energy Development PCL,
NVDR (Utilities) 5,786
20,860
United Kingdom – 4.7%
3,182 Drax Group PLC (Utilities) 17,595
24,384 National Grid PLC (Utilities) 317,178
8,885 SSE PLC (Utilities) 206,119
540,892
United States – 42.7%
5,422 AES Corp. (The) (Utilities) 93,313
271 Alliant Energy Corp. (Utilities) 13,704
281 Ameren Corp. (Utilities) 21,803
260 Ameresco, Inc., Class A
(Industrials)* 7,790
3,751 American Electric Power Co.,
Inc. (Utilities) 298,392
1,171 Array Technologies, Inc.
(Industrials)* 18,115
588 Avangrid, Inc. (Utilities) 18,152
615 Avista Corp. (Utilities) 20,879
1,465 Bloom Energy Corp., Class A
(Industrials)* 21,155
1,105 Brookfield Renewable Corp.,
Class A (Utilities) 29,340
676 CenterPoint Energy, Inc.
(Utilities) 19,111

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
667 Clearway Energy, Inc., Class C
(Utilities) $ 16,655
314 CMS Energy Corp. (Utilities) 17,823
2,861 Consolidated Edison, Inc.
(Utilities) 257,805
6,233 Dominion Energy, Inc.
(Utilities) 282,604
196 DTE Energy Co. (Utilities) 20,406
3,297 Duke Energy Corp. (Utilities) 304,247
3,120 Edison International (Utilities) 209,009
50 EMCOR Group, Inc.
(Industrials) 10,626
981 Enovix Corp. (Industrials)* 10,860
1,089 Enphase Energy, Inc.
(Information Technology)* 110,011
2,856 Eversource Energy (Utilities) 169,675
8,091 Exelon Corp. (Utilities) 311,584
826 First Solar, Inc. (Information
Technology)* 130,326
324 Fluence Energy, Inc.
(Industrials)*
(b)
8,126
3,325 FuelCell Energy, Inc.
(Industrials)* 4,057
505 Generac Holdings, Inc.
(Industrials)* 59,120
1,050 General Electric Co.
(Industrials) 127,890
474 Green Plains, Inc. (Energy)* 11,793
863 Hannon Armstrong Sustainable
Infrastructure Capital, Inc.
REIT (Financials) 20,893
369 Itron, Inc. (Information
Technology)* 24,863
68 MasTec, Inc. (Industrials)* 4,124
8,777 NextEra Energy, Inc. (Utilities) 513,542
492 Northwestern Energy Group,
Inc. (Utilities) 24,753
245 NRG Energy, Inc. (Utilities) 11,721
464 ON Semiconductor Corp.
(Information Technology)* 33,097
414 Ormat Technologies, Inc.
(Utilities) 27,870
44 Otter Tail Corp. (Utilities) 3,358
4,840 Plug Power, Inc. (Industrials)*
(b)
19,554
4,060 Public Service Enterprise
Group, Inc. (Utilities) 253,466
154 Quanta Services, Inc.
(Industrials) 29,000
2,141 QuantumScape Corp.
(Consumer Discretionary)* 13,574
1,748 Schneider Electric SE
(Industrials) 321,599
679 Sempra (Utilities) 49,479
455 SolarEdge Technologies, Inc.
(Information Technology)* 36,118
1,163 Southern Co. (The) (Utilities) 82,550
820 Sunnova Energy International,
Inc. (Utilities)*
(b)
9,512
704 SunPower Corp. (Industrials)*
(b)
2,922
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
1,712 Sunrun, Inc. (Industrials)* $ 22,085
2,515 Tesla, Inc. (Consumer
Discretionary)* 603,801
701 Texas Instruments, Inc.
(Information Technology) 107,050
70 Timken Co. (The) (Industrials) 5,068
22 Valmont Industries, Inc.
(Industrials) 4,831
341 WEC Energy Group, Inc.
(Utilities) 28,514
1,026 Wolfspeed, Inc. (Information
Technology)* 37,818
593 Xcel Energy, Inc. (Utilities) 36,078
4,951,611
TOTAL COMMON STOCKS
(Cost $11,949,976)
11,417,610
Shares Description Rate Value
a
Preferred Stocks – 0.6%
Brazil – 0.6%
1,990 Centrais Eletricas
Brasileiras SA,
Class B (Utilities) 3.33% 18,104
11,674 Cia Energetica
de Minas Gerais
(Utilities) 9.98 26,201
8,517 Cia Paranaense
de Energia
(Utilities) 3.54 16,336
1,516 CTEEP-Cia de
Transmissao
de Energia
Eletrica Paulista
(Utilities) 4.40 7,420
TOTAL PREFERRED STOCKS
(Cost $69,289)
68,061
Shares Dividend Rate Value
aa a
Investment Company – 0.4%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
48,409 5.260% 48,409
(Cost $48,409)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $12,067,674)
11,534,080

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.3%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
30,261 5.259% $ 30,261
(Cost $30,261)
TOTAL INVESTMENTS – 100.0%
(Cost $12,097,935)
$ 11,564,341
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
5,668
NET ASSETS – 100.0%
$ 11,570,009
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
NVDR — Non-Voting Depository Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Utilities 60.4%
Industrials 14.7
Information Technology 10.7
Consumer Discretionary 6.8
Materials 3.6
Energy 2.8
Investment Company 0.4
Financials 0.2
Consumer Staples 0.1
Securities Lending Reinvestment Vehicle 0.3
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.4%
Communication Services – 3.6%
6,981 Alphabet, Inc., Class A* $ 925,192
56,159 AT&T, Inc. 930,555
2,158 Charter Communications, Inc.,
Class A* 863,480
20,994 Comcast Corp., Class A 879,439
7,048 Electronic Arts, Inc. 972,694
31,054 Interpublic Group of Cos., Inc.
(The) 954,600
10,898 Live Nation Entertainment, Inc.* 917,829
2,846 Meta Platforms, Inc., Class A* 931,069
2,094 Netflix, Inc.* 992,493
11,714 Omnicom Group, Inc. 944,500
29,609 Pinterest, Inc., Class A* 1,008,779
27,294 ROBLOX Corp., Class A* 1,072,927
6,528 Take-Two Interactive Software,
Inc.* 1,032,730
6,051 T-Mobile US, Inc. 910,373
12,373 Trade Desk, Inc. (The), Class A* 871,802
24,699 Verizon Communications, Inc. 946,713
10,793 Walt Disney Co. (The)* 1,000,403
86,767 Warner Bros Discovery, Inc.* 906,715
17,062,293
Consumer Discretionary – 8.6%
7,388 Airbnb, Inc., Class A* 933,400
6,429 Amazon.com, Inc.* 939,213
349 AutoZone, Inc.* 910,866
13,311 Best Buy Co., Inc. 944,282
314 Booking Holdings, Inc.* 981,470
77,105 Carnival Corp.* 1,161,201
442 Chipotle Mexican Grill, Inc.* 973,395
8,118 D.R. Horton, Inc. 1,036,425
6,011 Darden Restaurants, Inc. 940,541
1,494 Deckers Outdoor Corp.* 991,971
2,570 Domino's Pizza, Inc. 1,009,727
11,564 DoorDash, Inc., Class A* 1,086,785
31,525 DraftKings, Inc., Class A* 1,205,516
22,432 eBay, Inc. 919,936
9,301 Expedia Group, Inc.* 1,266,610
88,526 Ford Motor Co. 908,277
7,742 Garmin Ltd. 946,382
31,163 General Motors Co. 984,751
6,800 Genuine Parts Co. 902,904
5,798 Hilton Worldwide Holdings, Inc. 971,281
3,065 Home Depot, Inc. (The) 960,847
18,747 Las Vegas Sands Corp. 864,612
8,001 Lennar Corp., Class A 1,023,488
20,279 LKQ Corp. 903,024
4,576 Lowe’s Cos., Inc. 909,846
4,669 Marriott International, Inc.,
Class A 946,406
3,345 McDonald's Corp. 942,755
25,168 MGM Resorts International 992,626
8,676 NIKE, Inc., Class B 956,703
160 NVR, Inc.* 984,862
935 O'Reilly Automotive, Inc.* 918,525
2,767 Pool Corp. 961,034
11,522 PulteGroup, Inc. 1,018,775
54,307 Rivian Automotive, Inc., Class
A* 910,185
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
7,560 Ross Stores, Inc. $ 985,673
10,285 Royal Caribbean Cruises Ltd.* 1,105,226
9,602 Starbucks Corp. 953,479
4,332 Tesla, Inc.* 1,040,027
9,940 TJX Cos., Inc. (The) 875,813
4,585 Tractor Supply Co. 930,801
2,323 Ulta Beauty, Inc.* 989,575
7,266 Yum! Brands, Inc. 912,246
41,101,461
Consumer Staples – 6.7%
21,955 Altria Group, Inc. 922,988
12,165 Archer-Daniels-Midland Co. 896,925
15,599 Brown-Forman Corp., Class B 916,285
8,254 Bunge Global SA 906,867
9,638 Church & Dwight Co., Inc. 931,320
7,541 Clorox Co. (The) 1,081,002
15,463 Coca-Cola Co. (The) 903,658
11,646 Colgate-Palmolive Co. 917,355
31,611 Conagra Brands, Inc. 894,275
3,706 Constellation Brands, Inc., Class
A 891,256
1,566 Costco Wholesale Corp. 928,231
7,451 Dollar General Corp. 976,975
7,881 Dollar Tree, Inc.* 974,013
8,073 Estee Lauder Cos., Inc. (The),
Class A 1,030,841
13,323 General Mills, Inc. 848,142
4,625 Hershey Co. (The) 869,130
7,682 J M Smucker Co. (The) 842,946
17,234 Kellanova 905,474
46,617 Kenvue, Inc. 952,851
28,598 Keurig Dr Pepper, Inc. 902,839
7,314 Kimberly-Clark Corp. 904,961
26,914 Kraft Heinz Co. (The) 944,951
19,168 Kroger Co. (The) 848,567
9,523 Lamb Weston Holdings, Inc. 952,586
13,508 McCormick & Co., Inc. 875,724
13,018 Mondelez International, Inc.,
Class A 925,059
16,977 Monster Beverage Corp.* 936,282
5,326 PepsiCo, Inc. 896,312
9,849 Philip Morris International, Inc. 919,503
5,823 Procter & Gamble Co. (The) 893,947
13,198 Sysco Corp. 952,500
7,951 Target Corp. 1,063,923
18,775 Tyson Foods, Inc., Class A 879,421
42,239 Walgreens Boots Alliance, Inc. 842,246
5,311 Walmart, Inc. 826,870
32,156,225
Energy – 4.6%
21,912 APA Corp. 788,832
25,109 Baker Hughes Co. 847,429
5,133 Cheniere Energy, Inc. 934,976
6,021 Chevron Corp. 864,616
7,387 ConocoPhillips 853,716
31,319 Coterra Energy, Inc. 822,124
18,795 Devon Energy Corp. 845,211
5,416 Diamondback Energy, Inc. 836,284

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Energy – (continued)
6,934 EOG Resources, Inc. $ 853,367
20,492 EQT Corp. 818,860
8,203 Exxon Mobil Corp. 842,776
22,023 Halliburton Co. 815,512
6,068 Hess Corp. 852,918
53,410 Kinder Morgan, Inc. 938,414
32,056 Marathon Oil Corp. 815,184
5,582 Marathon Petroleum Corp. 832,779
14,056 Occidental Petroleum Corp. 831,412
13,356 ONEOK, Inc. 919,561
18,101 Ovintiv, Inc. 802,598
7,513 Phillips 66 968,350
3,636 Pioneer Natural Resources Co. 842,243
15,542 Schlumberger NV 808,806
10,338 Targa Resources Corp. 935,072
461 Texas Pacific Land Corp. 770,769
6,804 Valero Energy Corp. 852,949
24,972 Williams Cos., Inc. (The) 918,720
22,213,478
Financials – 14.7%
11,132 Aflac, Inc. 920,728
6,736 Allstate Corp. (The) 928,692
5,993 American Express Co. 1,023,425
14,150 American International Group,
Inc. 931,212
2,774 Ameriprise Financial, Inc. 980,637
2,811 Aon PLC, Class A 923,385
10,490 Apollo Global Management, Inc. 965,080
9,815 Arch Capital Group Ltd.* 821,417
8,722 Ares Management Corp., Class A 979,045
3,710 Arthur J Gallagher & Co. 923,790
33,139 Bank of America Corp. 1,010,408
20,344 Bank of New York Mellon Corp.
(The) 983,022
2,546 Berkshire Hathaway, Inc., Class
B* 916,560
1,425 BlackRock, Inc. 1,070,503
9,366 Blackstone, Inc. 1,052,457
21,711 Block, Inc.* 1,377,129
12,715 Brown & Brown, Inc. 950,319
8,745 Capital One Financial Corp. 976,467
5,268 Cboe Global Markets, Inc. 959,777
16,511 Charles Schwab Corp. (The) 1,012,455
4,007 Chubb Ltd. 919,326
8,679 Cincinnati Financial Corp. 892,114
22,163 Citigroup, Inc. 1,021,714
37,245 Citizens Financial Group, Inc. 1,015,671
4,107 CME Group, Inc. 896,805
10,644 Discover Financial Services 989,892
2,193 Everest Group Ltd. 900,336
2,007 FactSet Research Systems, Inc. 910,094
17,915 Fidelity National Information
Services, Inc. 1,050,536
36,960 Fifth Third Bancorp 1,069,992
644 First Citizens BancShares, Inc.,
Class A 945,321
7,634 Fiserv, Inc.* 997,077
3,872 FleetCor Technologies, Inc.* 931,216
8,110 Global Payments, Inc. 944,328
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
2,862 Goldman Sachs Group, Inc.
(The)
(a)
$ 977,488
11,920 Hartford Financial Services
Group, Inc. (The) 931,667
90,962 Huntington Bancshares, Inc. 1,024,232
8,081 Intercontinental Exchange, Inc. 919,941
6,237 Jack Henry & Associates, Inc. 989,750
6,273 JPMorgan Chase & Co. 979,090
86,167 KeyCorp 1,067,609
15,475 KKR & Co., Inc. 1,173,624
13,539 Loews Corp. 951,656
3,951 LPL Financial Holdings, Inc. 878,307
7,784 M&T Bank Corp. 997,675
590 Markel Group, Inc.* 849,063
4,625 Marsh & McLennan Cos., Inc. 922,318
2,314 Mastercard, Inc., Class A 957,603
14,630 MetLife, Inc. 930,907
2,799 Moody's Corp. 1,021,523
12,289 Morgan Stanley 975,009
1,843 MSCI, Inc. 959,927
17,848 Nasdaq, Inc. 996,632
13,101 Northern Trust Corp. 1,038,254
16,903 PayPal Holdings, Inc.* 973,782
7,666 PNC Financial Services Group,
Inc. (The) 1,026,937
12,974 Principal Financial Group, Inc. 957,871
5,494 Progressive Corp. (The) 901,181
9,639 Prudential Financial, Inc. 942,501
9,181 Raymond James Financial, Inc. 965,382
59,900 Regions Financial Corp. 999,132
2,483 S&P Global, Inc. 1,032,506
13,465 State Street Corp. 980,521
31,366 Synchrony Financial 1,015,004
9,644 T. Rowe Price Group, Inc. 965,654
5,200 Travelers Cos., Inc. (The) 939,224
30,628 Truist Financial Corp. 984,384
27,361 US Bancorp 1,043,001
3,669 Visa, Inc., Class A 941,759
12,923 W R Berkley Corp. 937,564
22,056 Wells Fargo & Co. 983,477
3,723 Willis Towers Watson PLC 916,975
70,240,060
Health Care – 12.3%
9,158 Abbott Laboratories 955,088
6,127 AbbVie, Inc. 872,423
8,589 Agilent Technologies, Inc. 1,097,674
4,842 Align Technology, Inc.* 1,035,220
5,742 Alnylam Pharmaceuticals, Inc.* 966,091
3,404 Amgen, Inc. 917,855
50,766 Avantor, Inc.* 1,075,224
26,797 Baxter International, Inc. 966,836
3,466 Becton Dickinson & Co. 818,600
3,678 Biogen, Inc.* 860,946
10,410 BioMarin Pharmaceutical, Inc.* 948,143
16,624 Bio-Techne Corp. 1,045,650
17,065 Boston Scientific Corp.* 953,763
16,970 Bristol-Myers Squibb Co. 837,979
9,411 Cardinal Health, Inc. 1,007,730
4,632 Cencora, Inc. 942,010

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
12,525 Centene Corp.* $ 922,842
2,824 Cigna Group (The) 742,373
2,803 Cooper Cos., Inc. (The) 944,387
12,882 CVS Health Corp. 875,332
4,598 Danaher Corp. 1,026,779
9,323 Dexcom, Inc.* 1,076,993
13,799 Edwards Lifesciences Corp.* 934,330
1,950 Elevance Health, Inc. 935,005
1,575 Eli Lilly & Co. 930,888
13,932 Exact Sciences Corp.* 891,648
12,906 GE HealthCare Technologies,
Inc. 883,545
10,962 Gilead Sciences, Inc. 839,689
3,879 HCA Healthcare, Inc. 971,612
13,239 Hologic, Inc.* 943,941
1,739 Humana, Inc. 843,172
2,254 IDEXX Laboratories, Inc.* 1,049,958
8,205 Illumina, Inc.* 836,500
16,265 Incyte Corp.* 883,840
6,428 Insulet Corp.* 1,215,470
3,267 Intuitive Surgical, Inc.* 1,015,514
4,922 IQVIA Holdings, Inc.* 1,053,800
5,861 Johnson & Johnson 906,462
4,350 Laboratory Corp. of America
Holdings 943,558
1,891 McKesson Corp. 889,829
12,391 Medtronic PLC 982,235
8,436 Merck & Co., Inc. 864,521
900 Mettler-Toledo International,
Inc.* 982,737
11,464 Moderna, Inc.* 890,753
2,605 Molina Healthcare, Inc.* 952,284
28,479 Pfizer, Inc. 867,755
6,595 Quest Diagnostics, Inc. 905,032
1,114 Regeneron Pharmaceuticals,
Inc.* 917,724
5,960 ResMed, Inc. 940,071
10,604 Revvity, Inc. 942,696
31,987 Royalty Pharma PLC, Class A 865,888
4,085 Seagen, Inc.* 870,963
4,156 STERIS PLC 835,107
3,217 Stryker Corp. 953,294
1,990 Thermo Fisher Scientific, Inc. 986,562
1,636 UnitedHealth Group, Inc. 904,659
4,655 Veeva Systems, Inc., Class A* 811,413
2,382 Vertex Pharmaceuticals, Inc.* 845,157
98,635 Viatris, Inc. 905,469
3,705 Waters Corp.* 1,039,660
2,743 West Pharmaceutical Services,
Inc. 962,135
8,384 Zimmer Biomet Holdings, Inc. 975,143
5,660 Zoetis, Inc. 999,952
59,059,909
Industrials – 15.1%
9,698 3M Co. 960,781
6,147 AMETEK, Inc. 954,199
4,220 Automatic Data Processing, Inc. 970,262
4,201 Axon Enterprise, Inc.* 965,684
4,606 Boeing Co. (The)* 1,066,888
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
7,046 Booz Allen Hamilton Holding
Corp. $ 881,666
5,149 Broadridge Financial Solutions,
Inc. 997,979
7,489 Builders FirstSource, Inc.* 1,004,350
3,434 Carlisle Cos., Inc. 962,928
17,823 Carrier Global Corp. 926,083
3,823 Caterpillar, Inc. 958,503
1,723 Cintas Corp. 953,250
20,295 Copart, Inc.* 1,019,215
29,469 CSX Corp. 951,849
4,033 Cummins, Inc. 904,037
2,371 Deere & Co. 864,016
27,949 Delta Air Lines, Inc. 1,032,157
6,798 Dover Corp. 959,606
4,070 Eaton Corp. PLC 926,698
9,780 Emerson Electric Co. 869,442
5,259 Equifax, Inc. 1,144,937
8,009 Expeditors International of
Washington, Inc. 963,803
14,928 Fastenal Co. 895,232
3,590 FedEx Corp. 929,200
13,424 Fortive Corp. 925,988
3,599 General Dynamics Corp. 888,845
8,219 General Electric Co. 1,001,074
11,884 Graco, Inc. 959,990
4,795 Honeywell International, Inc. 939,436
19,759 Howmet Aerospace, Inc. 1,039,323
3,100 Hubbell, Inc. 930,000
4,686 IDEX Corp. 945,073
3,913 Illinois Tool Works, Inc. 947,768
14,321 Ingersoll Rand, Inc. 1,022,949
5,038 J.B. Hunt Transport Services, Inc. 933,390
6,747 Jacobs Solutions, Inc. 858,083
17,491 Johnson Controls International
PLC 923,525
4,879 L3Harris Technologies, Inc. 930,962
8,706 Leidos Holdings, Inc. 934,328
2,312 Lennox International, Inc. 940,198
1,925 Lockheed Martin Corp. 861,957
16,717 Masco Corp. 1,012,214
4,592 Norfolk Southern Corp. 1,001,791
1,859 Northrop Grumman Corp. 883,322
2,255 Old Dominion Freight Line, Inc. 877,330
11,397 Otis Worldwide Corp. 977,749
10,726 PACCAR, Inc. 984,861
2,378 Parker-Hannifin Corp. 1,030,102
8,151 Paychex, Inc. 994,177
5,619 Paycom Software, Inc. 1,020,748
5,598 Quanta Services, Inc. 1,054,159
5,883 Republic Services, Inc. 952,105
3,312 Rockwell Automation, Inc. 912,257
10,585 RTX Corp. 862,466
3,376 Snap-on, Inc. 927,353
39,504 Southwest Airlines Co. 1,010,117
17,690 SS&C Technologies Holdings,
Inc. 995,239
10,383 Stanley Black & Decker, Inc. 943,815
11,534 Textron, Inc. 884,196
4,172 Trane Technologies PLC 940,411

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
1,059 TransDigm Group, Inc. $ 1,019,679
19,820 TransUnion 1,163,830
19,794 Uber Technologies, Inc.* 1,115,986
4,219 Union Pacific Corp. 950,414
24,996 United Airlines Holdings, Inc.* 984,842
6,270 United Parcel Service, Inc.,
Class B 950,595
2,171 United Rentals, Inc. 1,033,439
12,775 Veralto Corp.* 986,869
3,961 Verisk Analytics, Inc. 956,304
22,094 Vertiv Holdings Co., Class A* 964,624
1,182 W.W. Grainger, Inc. 929,277
5,327 Waste Management, Inc. 910,864
2,493 Watsco, Inc. 952,899
8,320 Westinghouse Air Brake
Technologies Corp. 969,779
9,311 Xylem, Inc. 978,865
72,178,332
Information Technology – 17.0%
2,919 Accenture PLC, Class A 972,436
1,621 Adobe, Inc.* 990,447
8,235 Advanced Micro Devices, Inc.* 997,753
8,410 Akamai Technologies, Inc.* 971,607
10,805 Amphenol Corp., Class A 983,147
5,573 Analog Devices, Inc. 1,021,977
3,155 ANSYS, Inc.* 925,551
5,072 Apple, Inc. 963,426
6,525 Applied Materials, Inc. 977,315
4,193 Arista Networks, Inc.* 921,244
4,879 Atlassian Corp., Class A* 931,645
4,431 Autodesk, Inc.* 967,863
1,035 Broadcom, Inc. 958,131
3,597 Cadence Design Systems, Inc.* 982,952
4,429 CDW Corp. 933,988
16,748 Cisco Systems, Inc. 810,268
15,871 Cloudflare, Inc., Class A* 1,224,448
13,560 Cognizant Technology Solutions
Corp., Class A 954,353
32,928 Corning, Inc. 938,119
4,935 Crowdstrike Holdings, Inc.,
Class A* 1,169,546
10,921 Datadog, Inc., Class A* 1,273,061
12,870 Dell Technologies, Inc., Class C 976,447
11,471 Enphase Energy, Inc.* 1,158,800
10,002 Entegris, Inc. 1,044,209
4,042 EPAM Systems, Inc.* 1,043,604
1,015 Fair Isaac Corp.* 1,103,914
6,150 First Solar, Inc.* 970,347
15,384 Fortinet, Inc.* 808,583
2,627 Gartner, Inc.* 1,142,325
52,475 Gen Digital, Inc. 1,158,648
11,897 GoDaddy, Inc., Class A* 1,190,414
56,340 Hewlett Packard Enterprise Co. 952,709
33,041 HP, Inc. 969,423
2,093 HubSpot, Inc.* 1,033,795
23,538 Intel Corp. 1,052,149
6,028 International Business Machines
Corp. 955,800
1,794 Intuit, Inc. 1,025,199
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
7,090 Jabil, Inc. $ 817,619
7,270 Keysight Technologies, Inc.* 987,920
1,857 KLA Corp. 1,011,359
1,473 Lam Research Corp. 1,054,550
16,242 Lattice Semiconductor Corp.* 950,969
4,475 Manhattan Associates, Inc.* 998,149
18,603 Marvell Technology, Inc. 1,036,745
12,468 Microchip Technology, Inc. 1,040,330
12,675 Micron Technology, Inc. 964,821
2,533 Microsoft Corp. 959,779
2,589 MongoDB, Inc.* 1,076,351
1,960 Monolithic Power Systems, Inc. 1,075,491
3,090 Motorola Solutions, Inc. 997,668
11,954 NetApp, Inc. 1,092,476
2,091 NVIDIA Corp. 977,961
12,867 Okta, Inc.* 862,732
13,781 ON Semiconductor Corp.* 982,999
8,314 Oracle Corp. 966,170
58,849 Palantir Technologies, Inc., Class
A* 1,179,922
3,610 Palo Alto Networks, Inc.* 1,065,275
6,323 PTC, Inc.* 994,987
7,922 QUALCOMM, Inc. 1,022,334
1,794 Roper Technologies, Inc. 965,621
4,317 Salesforce, Inc.* 1,087,452
12,468 Seagate Technology Holdings
PLC 986,219
1,493 ServiceNow, Inc.* 1,023,810
10,199 Skyworks Solutions, Inc. 988,589
6,044 Snowflake, Inc., Class A* 1,134,338
5,942 Splunk, Inc.* 900,451
3,525 Super Micro Computer, Inc.* 963,982
1,849 Synopsys, Inc.* 1,004,432
2,363 Teledyne Technologies, Inc.* 952,194
10,627 Teradyne, Inc. 980,128
6,165 Texas Instruments, Inc. 941,457
21,698 Trimble, Inc.* 1,006,787
17,273 Twilio, Inc., Class A* 1,117,218
2,360 Tyler Technologies, Inc.* 964,862
4,412 VeriSign, Inc.* 936,226
21,195 Western Digital Corp.* 1,023,930
4,183 Workday, Inc., Class A* 1,132,422
4,393 Zebra Technologies Corp., Class
A* 1,041,053
14,565 Zoom Video Communications,
Inc., Class A* 987,944
5,612 Zscaler, Inc.* 1,108,538
80,819,903
Materials – 5.4%
3,131 Air Products and Chemicals, Inc. 847,092
7,222 Albemarle Corp. 875,812
5,071 Avery Dennison Corp. 986,309
18,477 Ball Corp. 1,021,593
7,844 Celanese Corp. 1,087,649
10,992 CF Industries Holdings, Inc. 826,049
18,342 Corteva, Inc. 829,058
15,820 CRH PLC 992,705
18,284 Dow, Inc. 946,197
12,854 DuPont de Nemours, Inc. 919,575

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
5,259 Ecolab, Inc. $ 1,008,308
26,045 Freeport-McMoRan, Inc. 971,999
12,922 International Flavors &
Fragrances, Inc. 974,060
25,969 International Paper Co. 959,295
2,284 Linde PLC 945,051
9,815 LyondellBasell Industries NV,
Class A 933,407
2,017 Martin Marietta Materials, Inc. 937,078
27,072 Mosaic Co. (The) 971,614
23,461 Newmont Corp. 942,898
5,969 Nucor Corp. 1,014,551
5,680 Packaging Corp. of America 954,297
7,144 PPG Industries, Inc. 1,014,377
3,389 Reliance Steel & Aluminum Co. 932,856
9,483 RPM International, Inc. 976,085
3,671 Sherwin-Williams Co. (The) 1,023,475
8,176 Steel Dynamics, Inc. 974,007
4,342 Vulcan Materials Co. 927,278
25,792,675
Real Estate – 6.3%
9,427 Alexandria Real Estate Equities,
Inc. REIT 1,031,314
4,884 American Tower Corp. REIT 1,019,681
5,306 AvalonBay Communities, Inc.
REIT 917,620
10,275 Camden Property Trust REIT 927,421
12,536 CBRE Group, Inc., Class A* 989,843
11,966 CoStar Group, Inc.* 993,657
9,482 Crown Castle, Inc. REIT 1,112,049
6,947 Digital Realty Trust, Inc. REIT 964,105
1,182 Equinix, Inc. REIT 963,342
13,219 Equity LifeStyle Properties, Inc.
REIT 939,871
16,268 Equity Residential REIT 924,673
4,144 Essex Property Trust, Inc. REIT 884,578
8,528 Extra Space Storage, Inc. REIT 1,110,090
19,148 Gaming and Leisure Properties,
Inc. REIT 894,786
56,597 Host Hotels & Resorts, Inc.
REIT 988,750
29,291 Invitation Homes, Inc. REIT 977,148
14,727 Iron Mountain, Inc. REIT 944,737
48,054 Kimco Realty Corp. REIT 928,403
7,419 Mid-America Apartment
Communities, Inc. REIT 923,517
1,073 NET Lease Office Properties
REIT* 17,543
8,589 Prologis, Inc. REIT 987,134
3,676 Public Storage REIT 951,202
18,206 Realty Income Corp. REIT 982,396
4,184 SBA Communications Corp.
REIT 1,033,281
7,786 Simon Property Group, Inc.
REIT 972,393
7,675 Sun Communities, Inc. REIT 992,684
27,630 UDR, Inc. REIT 922,842
20,459 Ventas, Inc. REIT 937,840
31,174 VICI Properties, Inc. REIT 931,791
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
16,104 W.P. Carey, Inc. REIT $ 1,002,313
10,310 Welltower, Inc. REIT 918,621
30,628 Weyerhaeuser Co. REIT 960,188
30,045,813
Utilities – 5.1%
17,678 Alliant Energy Corp. 893,976
11,376 Ameren Corp. 882,664
11,445 American Electric Power Co.,
Inc. 910,450
7,382 American Water Works Co., Inc. 973,243
8,028 Atmos Energy Corp. 913,667
32,175 CenterPoint Energy, Inc. 909,587
15,965 CMS Energy Corp. 906,173
9,806 Consolidated Edison, Inc. 883,619
7,619 Constellation Energy Corp. 922,204
21,695 Dominion Energy, Inc. 983,651
9,079 DTE Energy Co. 945,215
9,758 Duke Energy Corp. 900,468
13,657 Edison International 914,882
8,958 Entergy Corp. 908,431
17,588 Evergy, Inc. 897,691
16,409 Eversource Energy 974,859
22,130 Exelon Corp. 852,226
24,229 FirstEnergy Corp. 895,019
15,090 NextEra Energy, Inc. 882,916
34,409 NiSource, Inc. 882,247
52,540 PG&E Corp.* 902,112
35,416 PPL Corp. 925,066
14,049 Public Service Enterprise Group,
Inc. 877,079
12,362 Sempra 900,819
12,805 Southern Co. (The) 908,899
10,564 WEC Energy Group, Inc. 883,362
14,591 Xcel Energy, Inc. 887,716
24,518,241
TOTAL COMMON STOCKS
(Cost $439,459,804)
475,188,390
Shares Dividend Rate Value
aa
Investment Company – 0.3%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,377,549 5.260% 1,377,549
(Cost $1,377,549)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $440,837,353)
476,565,939

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.2%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
764,541 5.259% $ 764,541
(Cost $764,541)
TOTAL INVESTMENTS – 99.9%
(Cost $441,601,894)
$ 477,330,480
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
269,634
NET ASSETS – 100.0%
$ 477,600,114
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF
Schedule of Investments
November 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 99.4%
Communication Services – 8.0%
22,350 Alphabet, Inc., Class A* $ 2,962,046
32,274 GCI Liberty, Inc., Class A
(a)
—
8,881 Meta Platforms, Inc., Class A* 2,905,419
6,656 Netflix, Inc.* 3,154,744
20,313 T-Mobile US, Inc. 3,056,091
12,078,300
Consumer Discretionary – 9.9%
35,606 Alibaba Group Holding Ltd. ADR
(China)* 2,666,177
20,483 Amazon.com, Inc.* 2,992,361
65,634 Caesars Entertainment, Inc.* 2,935,152
62,857 Capri Holdings Ltd.* 3,044,793
2,087 MercadoLibre, Inc. (Brazil)* 3,381,900
15,020,383
Consumer Staples – 4.1%
139,681 Albertsons Cos., Inc., Class A 3,040,855
153,858 Kenvue, Inc. 3,144,858
6,185,713
Energy – 10.0%
17,341 Cheniere Energy, Inc. 3,158,663
36,624 Chesapeake Energy Corp. 2,941,273
224,370 Energy Transfer LP 3,116,499
74,847 EQT Corp. 2,990,886
12,606 Pioneer Natural Resources Co. 2,920,054
15,127,375
Financials – 20.7%
34,060 Apollo Global Management, Inc. 3,133,520
8,431 Berkshire Hathaway, Inc., Class B* 3,035,160
2,092 First Citizens BancShares, Inc.,
Class A 3,070,826
24,447 Fiserv, Inc.* 3,193,023
44,820 KKR & Co., Inc. 3,399,149
7,509 Mastercard, Inc., Class A 3,107,449
52,688 PayPal Holdings, Inc.* 3,035,356
18,720 Progressive Corp. (The) 3,070,642
7,394 S&P Global, Inc. 3,074,647
12,094 Visa, Inc., Class A 3,104,288
31,224,060
Health Care – 12.1%
128,557 Abcam PLC ADR (United
Kingdom)* 3,081,511
4,889 Eli Lilly & Co. 2,889,595
5,951 Humana, Inc. 2,885,402
13,959 Seagen, Inc.* 2,976,198
51,083 Tenet Healthcare Corp.* 3,525,238
5,526 UnitedHealth Group, Inc. 3,055,712
18,413,656
Industrials – 8.0%
44,480 AerCap Holdings NV (Ireland)* 3,034,426
2,996 TransDigm Group, Inc. 2,884,759
55,426 Uber Technologies, Inc.* 3,124,918
68,512 Vertiv Holdings Co., Class A* 2,991,234
12,035,337
Information Technology – 22.5%
24,911 Advanced Micro Devices, Inc.* 3,018,217
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
15,932 Apple, Inc. $ 3,026,283
3,069 Broadcom, Inc. 2,841,065
27,392 Datadog, Inc., Class A* 3,193,085
32,952 GoDaddy, Inc., Class A* 3,297,177
38,699 Micron Technology, Inc. 2,945,768
8,065 Microsoft Corp. 3,055,909
6,013 NVIDIA Corp. 2,812,280
11,435 Palo Alto Networks, Inc.* 3,374,354
13,503 Salesforce, Inc.* 3,401,406
19,759 Splunk, Inc.* 2,994,279
33,959,823
Materials – 2.1%
49,666 CRH PLC 3,116,542
Utilities – 2.0%
84,792 Vistra Corp. 3,002,485
TOTAL COMMON STOCKS
(Cost $130,791,730)
150,163,674
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
116,858 5.260% 116,858
(Cost $116,858)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $130,908,588)
150,280,532
a
Securities Lending Reinvestment Vehicle – 1.8%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,691,750 5.259% 2,691,750
(Cost $2,691,750)
TOTAL INVESTMENTS – 101.3%
(Cost $133,600,338)
$ 152,972,282
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.3)%
(1,916,589)
NET ASSETS – 100.0%
$ 151,055,693
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
LP — Limited Partnership
PLC — Public Limited Company

Goldman Sachs Innovate Equity ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.3%
Communication Services – 11.1%
4,218 AfreecaTV Co. Ltd. (South
Korea) $ 218,068
49,101 Alphabet, Inc., Class A* 6,507,356
14,667 Baidu, Inc. ADR (China)* 1,740,386
28,808 Bilibili, Inc. ADR (China)*
(a)
326,395
21,986 Bumble, Inc., Class A* 304,726
20,621 Comcast Corp., Class A 863,814
6,226 CTS Eventim AG & Co. KGaA
(Germany) 426,612
7,022 Electronic Arts, Inc. 969,106
24,058 Gree, Inc. (Japan) 92,434
38,066 Hello Group, Inc. ADR (China) 245,906
7,562 IDT Corp., Class B* 221,945
8,872 Infocom Corp. (Japan) 147,152
76,215 iQIYI, Inc. ADR (China)* 342,205
6,115 Iridium Communications, Inc. 232,982
9,082 JOYY, Inc. ADR (China) 348,840
120,088 Kuaishou Technology (China)*
(b)
887,172
8,623 Liberty Media Corp.-Liberty
Formula One, Class A* 494,357
26,227 Liberty Media Corp.-Liberty
SiriusXM, Class A* 706,555
7,774 Live Nation Entertainment, Inc.* 654,726
7,123 Madison Square Garden
Entertainment Corp.* 215,684
1,665 Madison Square Garden Sports
Corp.* 281,701
14,604 Match Group, Inc.* 472,878
15,614 Meta Platforms, Inc., Class A* 5,108,120
13,071 MIXI, Inc. (Japan) 213,702
11,015 NetEase, Inc. ADR (China) 1,249,982
3,405 Netflix, Inc.* 1,613,868
14,734 Pinterest, Inc., Class A* 501,987
25,915 Playtika Holding Corp.* 225,201
83,450 Rightmove PLC (United
Kingdom) 575,335
6,050 Scout24 SE (Germany)
(b)
422,474
36,649 Sea Ltd. ADR (Singapore)* 1,327,427
51,236 Snap, Inc., Class A* 708,594
6,545 Sphere Entertainment Co.* 223,970
4,397 Spotify Technology SA* 813,929
3,525 Take-Two Interactive Software,
Inc.* 557,655
31,541 TELUS Corp. (Canada) 564,823
49,806 Tencent Holdings Ltd. (China) 2,085,267
69,999 Tencent Music Entertainment
Group ADR (China)* 595,692
6,521 TKO Group Holdings, Inc. 504,269
11,726 Ubisoft Entertainment SA
(France)* 334,314
24,170 Vivid Seats, Inc., Class A* 199,886
18,058 Walt Disney Co. (The)* 1,673,796
47,520 Warner Bros Discovery, Inc.* 496,584
27,195 Weibo Corp. ADR (China) 274,941
4,842 Ziff Davis, Inc.* 309,016
37,281,832
Consumer Discretionary – 15.5%
7,495 Academy Sports & Outdoors,
Inc. 381,271
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
3,254 adidas AG (Germany) $ 682,182
6,583 Airbnb, Inc., Class A* 831,696
38,937 Alibaba Group Holding Ltd.
ADR (China)* 2,915,603
45,736 Amazon.com, Inc.* 6,681,572
55,175 ANTA Sports Products Ltd.
(China) 575,395
11,471 Aptiv PLC* 950,258
19,276 Atour Lifestyle Holdings Ltd.
ADR (China)
(a)
343,306
28,659 Bandai Namco Holdings, Inc.
(Japan) 570,524
8,601 Beyond, Inc.* 165,311
12,558 Caesars Entertainment, Inc.* 561,594
8,959 Carvana Co.* 280,596
27,275 Chegg, Inc.* 270,841
15,420 Chewy, Inc., Class A* 268,616
3,562 Columbia Sportswear Co. 279,012
8,492 Continental AG (Germany) 658,045
14,307 Coursera, Inc.* 282,563
4,400 Dick's Sporting Goods, Inc. 572,440
2,332 Duolingo, Inc.* 495,060
65,189 East Buy Holding Ltd. (China)*
(b)
242,467
15,920 eBay, Inc. 652,879
6,490 Etsy, Inc.* 492,007
24,707 Everi Holdings, Inc.* 258,188
52,878 Fisker, Inc.*
(a)
83,547
10,654 Foot Locker, Inc. 286,912
102,432 Ford Motor Co. 1,050,952
31,697 GameStop Corp., Class A*
(a)
461,191
35,911 General Motors Co. 1,134,788
544 Graham Holdings Co., Class B 341,170
76,224 Honda Motor Co. Ltd. (Japan) 778,043
6,748 Hyundai Motor Co. (South
Korea) 963,963
6,534 iRobot Corp.* 235,943
276,799 JD Sports Fashion PLC (United
Kingdom) 550,325
27,573 JD.com, Inc. ADR (China) 756,327
17,041 Just Eat Takeaway.com NV
(United Kingdom)*
(b)
266,556
12,951 Kia Corp. (South Korea) 862,296
11,243 Las Vegas Sands Corp. 518,527
18,917 Li Auto, Inc. ADR (China)* 698,983
123,709 Li Ning Co. Ltd. (China) 344,503
137,442 Lucid Group, Inc.*
(a)
580,005
2,060 Lululemon Athletica, Inc.* 920,408
53,629 Meituan, Class B (China)*
(b)
622,100
1,616 MercadoLibre, Inc. (Brazil)* 2,618,663
9,459 MGM Resorts International 373,063
9,090 New Oriental Education &
Technology Group, Inc. ADR
(China)* 739,744
413,455 Nexteer Automotive Group Ltd.
(China) 266,803
11,509 NIKE, Inc., Class B 1,269,097
81,763 NIO, Inc. ADR (China)*
(a)
594,417
10,598 PDD Holdings, Inc. ADR
(China)* 1,562,569
28,468 Pearson PLC (United Kingdom) 337,758

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
57,902 Peloton Interactive, Inc., Class
A* $ 327,725
10,099 Penn Entertainment, Inc.* 248,031
5,106 Planet Fitness, Inc., Class A* 346,902
23,991 Playtech PLC (United
Kingdom)* 124,766
101,159 Polestar Automotive Holding
UK PLC, Class A, ADR (Hong
Kong)*
(a)
223,561
29,058 Prosus NV (China)* 963,838
250,694 Rakuten Group, Inc. (Japan) 993,212
40,993 Rivian Automotive, Inc., Class
A* 687,043
47,926 Sabre Corp.* 169,179
47,059 Sharp Corp. (Japan)*
(a)
294,638
5,941 Stride, Inc.* 359,906
34,459 TAL Education Group ADR
(China)* 431,771
14,021 Tesla, Inc.* 3,366,162
94,008 Toyota Motor Corp. (Japan) 1,777,017
21,723 Udemy, Inc.* 323,238
3,678 Vitesco Technologies Group AG
(Germany)* 375,422
6,011 Wayfair, Inc., Class A* 335,414
39,218 XPeng, Inc. ADR (China)*
(a)
651,411
19,087 Yamaha Motor Co. Ltd. (Japan) 487,649
15,085 Zalando SE (Germany)*
(b)
359,799
51,476,763
Consumer Staples – 0.6%
883,566 Alibaba Health Information
Technology Ltd. (China)* 502,290
12,086 Walmart, Inc. 1,881,669
2,383,959
Energy – 1.0%
253,145 China Suntien Green Energy
Corp. Ltd., Class H (China) 84,270
29,925 Enbridge, Inc. (Canada) 1,045,725
5,969 HD Hyundai Co. Ltd. (South
Korea) 278,984
19,097 Oceaneering International, Inc.* 394,544
20,993 TotalEnergies SE (France) 1,426,095
3,229,618
Financials – 14.5%
29,674 3i Group PLC (United Kingdom) 838,469
833 Adyen NV (Netherlands)*
(b)
973,418
16,484 Affirm Holdings, Inc.* 567,214
51,058 Allfunds Group PLC (United
Kingdom) 322,557
2,714 Ameriprise Financial, Inc. 959,426
13,167 Apollo Global Management, Inc. 1,211,364
38,253 AvidXchange Holdings, Inc.* 408,160
62,084 BGC Group, Inc., Class A 403,546
2,178 BlackRock, Inc. 1,636,179
12,287 Blackstone, Inc. 1,380,690
31,422 Block, Inc.* 1,993,097
18,694 Carlyle Group, Inc. (The) 640,830
17,292 Charles Schwab Corp. (The) 1,060,345
32,131 CI Financial Corp. (Canada) 333,195
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
3,559 CME Group, Inc. $ 777,143
9,980 Coinbase Global, Inc., Class A* 1,244,706
26,448 Corebridge Financial, Inc. 556,201
8,295 Discover Financial Services 771,435
24,715 Dlocal Ltd. (Uruguay)* 426,334
5,636 DWS Group GmbH & Co. KGaA
(Germany)
(b)
191,740
5,474 Eurazeo SE (France) 411,219
5,501 Euronet Worldwide, Inc.* 479,797
3,374 Evercore, Inc., Class A 497,834
12,491 Fidelity National Information
Services, Inc. 732,472
2,632 FleetCor Technologies, Inc.* 632,996
11,373 Flywire Corp.* 264,991
7,604 Global Payments, Inc. 885,410
18,981 GMO Financial Holdings, Inc.
(Japan) 93,085
5,980 GMO Payment Gateway, Inc.
(Japan) 352,203
4,949 Goldman Sachs Group, Inc.
(The)
(c)
1,690,281
13,643 Green Dot Corp., Class A* 109,417
4,008 Hamilton Lane, Inc., Class A 392,183
33,115 Hargreaves Lansdown PLC
(United Kingdom) 301,167
8,428 Interactive Brokers Group, Inc.,
Class A 656,036
3,579 Jack Henry & Associates, Inc. 567,952
1,321 Kaspi.KZ JSC, GDR
(Kazakhstan) 134,742
19,345 KKR & Co., Inc. 1,467,125
12,615 Lazard Ltd., Class A 378,198
7,283 London Stock Exchange Group
PLC (United Kingdom) 821,126
59,761 Marqeta, Inc., Class A* 379,482
5,910 Mastercard, Inc., Class A 2,445,735
14,081 Morgan Stanley 1,117,187
1,810 Morningstar, Inc. 512,882
1,569 MSCI, Inc. 817,214
9,495 Northern Trust Corp. 752,479
121,511 NU Holdings Ltd., Class A
(Brazil)* 989,100
19,299 Nuvei Corp. (Canada)
(b)
396,271
39,451 Pagseguro Digital Ltd., Class A
(Brazil)* 397,666
48,381 Payoneer Global, Inc.* 250,614
23,425 PayPal Holdings, Inc.* 1,349,514
34,456 Paysafe Ltd.* 348,350
13,629 Plus500 Ltd. (Israel) 248,625
34,686 Repay Holdings Corp.* 260,145
66,173 Robinhood Markets, Inc., Class
A* 582,322
2,543 S&P Global, Inc. 1,057,456
15,133 SBI Holdings, Inc. (Japan) 328,282
7,377 Shift4 Payments, Inc., Class A* 485,554
77,974 SoFi Technologies, Inc.* 568,430
8,349 State Street Corp. 607,974
6,607 Stifel Financial Corp. 403,159
36,019 StoneCo Ltd., Class A (Brazil)* 561,896

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
3,496 StoneX Group, Inc.* $ 213,710
1,220 Swissquote Group Holding SA
(Switzerland) 279,482
69,624 TP ICAP Group PLC (United
Kingdom) 163,236
9,702 TPG, Inc. 339,570
4,445 Tradeweb Markets, Inc., Class A 430,721
52,969 UBS Group AG (Switzerland) 1,500,347
6,775 Upstart Holdings, Inc.*
(a)
181,299
12,397 Virtu Financial, Inc., Class A 222,898
9,431 Visa, Inc., Class A 2,420,749
2,138 WEX, Inc.* 377,528
49,939 WisdomTree, Inc. 325,103
48,879,263
Health Care – 21.2%
11,375 10X Genomics, Inc., Class A* 495,040
397,233 3SBio, Inc. (China)*
(b)
369,245
20,988 Abbott Laboratories 2,188,838
15,620 AbbVie, Inc. 2,224,132
37,001 AdaptHealth Corp.* 313,768
59,561 Adaptive Biotechnologies Corp.* 260,877
8,533 Agilent Technologies, Inc. 1,090,517
56,020 Allogene Therapeutics, Inc.* 131,647
5,644 Amgen, Inc. 1,521,848
15,300 AstraZeneca PLC (United
Kingdom) 1,961,310
20,190 Baxter International, Inc. 728,455
11,533 Beam Therapeutics, Inc.* 323,847
3,104 BeiGene Ltd. ADR (China)* 580,262
2,724 Biogen, Inc.* 637,634
9,740 BioNTech SE ADR (Germany)* 977,993
12,562 Bio-Techne Corp. 790,150
16,385 Boston Scientific Corp.* 915,758
26,736 Bristol-Myers Squibb Co. 1,320,224
9,489 Celltrion Healthcare Co. Ltd.
(South Korea) 547,944
26,485 Chugai Pharmaceutical Co. Ltd.
(Japan) 934,817
3,148 CompuGroup Medical SE & Co
KgaA (Germany) 121,385
11,378 CRISPR Therapeutics AG
(Switzerland)* 759,254
33,929 CureVac NV (Germany)* 183,217
5,783 Danaher Corp. 1,291,402
10,790 Dexcom, Inc.* 1,246,461
32,881 DocGo, Inc.* 185,778
32,192 Editas Medicine, Inc.* 338,982
13,137 Edwards Lifesciences Corp.* 889,506
4,470 Eli Lilly & Co. 2,641,949
11,580 Exact Sciences Corp.* 741,120
22,968 Exelixis, Inc.* 500,932
34,086 Exscientia PLC ADR (United
Kingdom)*
(a)
207,925
12,314 Fulgent Genetics, Inc.* 339,620
6,259 Galapagos NV (Belgium)*
(a)
232,944
14,356 GE HealthCare Technologies,
Inc. 982,812
19,221 Gilead Sciences, Inc. 1,472,329
9,143 Globus Medical, Inc., Class A* 410,703
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
18,259 Guardant Health, Inc.* $ 459,579
95,294 HUTCHMED China Ltd.
(China)* 368,472
52,669 Hygeia Healthcare Holdings Co.
Ltd. (China)
(b)
324,364
14,292 Ideaya Biosciences, Inc.* 449,483
6,930 Illumina, Inc.* 706,513
18,790 Immatics NV (Germany)* 166,104
6,088 Immunocore Holdings PLC ADR
(United Kingdom)* 321,020
4,157 Insulet Corp.* 786,047
17,009 Intellia Therapeutics, Inc.* 503,977
5,225 Intuitive Surgical, Inc.* 1,624,139
3,930 iRhythm Technologies, Inc.* 335,150
10,734 i-SENS, Inc. (South Korea) 195,103
16,332 Johnson & Johnson 2,525,907
43,357 Keymed Biosciences, Inc.
(China)*
(a)(b)
311,703
35,824 Koninklijke Philips NV
(Netherlands)* 733,674
4,016 Laboratory Corp. of America
Holdings 871,111
30,340 M3, Inc. (Japan) 501,887
51,188 MannKind Corp.* 185,300
38,069 Maravai LifeSciences Holdings,
Inc., Class A* 194,152
6,296 Masimo Corp.* 590,313
23,239 Medtronic PLC 1,842,155
19,082 Merck & Co., Inc. 1,955,523
8,534 Mezzion Pharma Co. Ltd. (South
Korea)* 251,691
13,615 Moderna, Inc.* 1,057,885
23,270 Myriad Genetics, Inc.* 444,224
24,368 Novo Nordisk A/S ADR
(Denmark) 2,481,637
29,084 Ono Pharmaceutical Co. Ltd.
(Japan) 535,310
33,317 Pacific Biosciences of California,
Inc.* 282,528
18,341 Pediatrix Medical Group, Inc.* 153,698
62,293 Pfizer, Inc. 1,898,068
16,067 PHC Holdings Corp. (Japan) 161,393
10,387 PROCEPT BioRobotics Corp.* 385,046
13,760 QIAGEN NV* 566,362
1,551 Regeneron Pharmaceuticals,
Inc.* 1,277,729
11,148 REGENXBIO, Inc.* 217,609
34,793 ResMed, Inc. CDI 561,512
13,056 REVOLUTION Medicines, Inc.* 304,596
8,261 Roche Holding AG 2,242,550
18,443 Rocket Pharmaceuticals, Inc.* 430,275
80,597 Sana Biotechnology, Inc.* 327,224
15,200 Sanofi SA 1,417,331
6,831 Sarepta Therapeutics, Inc.* 555,224
159 Scilex Holding Co. (Singapore)* 199
23,159 Scilex Holding Co.* 25,160
39,089 Shanghai MicroPort MedBot
Group Co. Ltd. (China)* 100,346

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
24,803 Siemens Healthineers AG
(Germany)
(b)
$ 1,432,692
38,287 Smith & Nephew PLC (United
Kingdom) 496,085
4,755 Stryker Corp. 1,409,049
14,448 Takara Bio, Inc. (Japan) 119,427
19,854 Tandem Diabetes Care, Inc.* 401,845
20,054 Teladoc Health, Inc.* 363,779
3,086 Thermo Fisher Scientific, Inc. 1,529,915
1,643 UFP Technologies, Inc.* 273,494
15,982 Veracyte, Inc.* 409,139
17,114 Veradigm, Inc.* 196,469
19,017 Verona Pharma PLC ADR
(United Kingdom)* 257,110
4,400 Vertex Pharmaceuticals, Inc.* 1,561,164
11,820 Verve Therapeutics, Inc.* 133,330
70,077 Well Health Technologies Corp.
(Canada)* 196,403
71,269,799
Industrials – 7.1%
57,972 3D Systems Corp.* 309,570
35,681 ABB Ltd. (Switzerland) 1,424,286
4,144 AeroVironment, Inc.* 570,256
5,166 Alfen NV (Netherlands)*
(a)(b)
261,032
3,038 ASGN, Inc.* 271,111
3,258 Booz Allen Hamilton Holding
Corp. 407,674
1,217 CACI International, Inc., Class
A* 390,596
76,668 ChargePoint Holdings, Inc.*
(a)
142,602
7,788 Daihen Corp. (Japan) 307,126
59,983 Doosan Enerbility Co. Ltd.
(South Korea)* 734,590
12,877 ExlService Holdings, Inc.* 365,320
36,177 FANUC Corp. (Japan) 1,006,745
9,577 General Electric Co. 1,166,479
490,342 Goldwind Science & Technology
Co. Ltd. (China) 224,758
319,471 Grab Holdings Ltd., Class A
(Singapore)* 971,192
7,587 Kaman Corp. 153,788
14,979 Kawasaki Heavy Industries Ltd.
(Japan) 340,747
12,398 Korea Aerospace Industries Ltd.
(South Korea) 445,411
4,484 Leidos Holdings, Inc. 481,223
2,607 LG Energy Solution Ltd. (South
Korea)* 918,406
5,634 LIG Nex1 Co. Ltd. (South Korea) 425,776
7,225 Liquidity Services, Inc.* 138,431
1,850 Lockheed Martin Corp. 828,374
27,497 Lyft, Inc., Class A* 322,540
10,552 MDA Ltd.* 89,500
12,280 MEITEC Group Holdings, Inc.
(Japan) 238,191
47,826 Mitsubishi Electric Corp. (Japan) 649,930
4,038 Moog, Inc., Class A 565,360
13,315 Nabtesco Corp. (Japan) 249,259
22,694 NIDEC Corp. (Japan) 860,264
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
249,621 Nikola Corp.*
(a)
$ 242,731
37,970 Nordex SE (Germany)* 421,127
4,719 Parsons Corp.* 293,947
8,325 PNE AG (Germany) 110,273
7,953 Proto Labs, Inc.* 287,899
3,305 Rainbow Robotics (South
Korea)* 454,449
6,165 RB Global, Inc. (Canada) 392,587
5,978 Shibaura Machine Co. Ltd.
(Japan) 154,267
62,142 Siemens Energy AG (Germany)* 737,698
10,670 SS&C Technologies Holdings,
Inc. 600,294
40,293 SunPower Corp.* 167,216
21,990 Sunrun, Inc.* 283,671
7,850 Textron, Inc. 601,781
3,878 Thales SA (France) 579,475
8,012 TTEC Holdings, Inc. 149,985
20,304 Uber Technologies, Inc.* 1,144,740
3,163 Verisk Analytics, Inc. 763,643
108,361 Xinte Energy Co. Ltd., Class H
(China)* 139,019
15,615 Xometry, Inc., Class A* 382,255
16,835 Yaskawa Electric Corp. (Japan) 646,024
23,813,618
Information Technology – 26.4%
17,379 ACI Worldwide, Inc.* 464,714
2,585 Adobe, Inc.* 1,579,461
26,623 Advanced Micro Devices, Inc.* 3,225,643
4,669 Akamai Technologies, Inc.* 539,410
5,589 Alarm.com Holdings, Inc.* 304,489
13,906 Alkami Technology, Inc.* 316,640
5,635 Altair Engineering, Inc., Class
A* 408,312
6,294 Alteryx, Inc., Class A* 252,075
12,765 Ambarella, Inc.* 749,433
6,555 Amphenol Corp., Class A 596,439
3,883 Analog Devices, Inc. 712,065
35,884 Apple, Inc. 6,816,166
3,640 Arista Networks, Inc.* 799,744
30,445 Atos SE (France)*
(a)
194,262
182,081 Aurora Innovation, Inc.* 398,757
4,027 Autodesk, Inc.* 879,618
4,945 Belden, Inc. 328,546
25,901 BigCommerce Holdings, Inc.,
Series 1* 225,857
92,667 BlackBerry Ltd. (Canada)* 340,088
2,117 Broadcom, Inc. 1,959,770
12,790 C3.ai, Inc., Class A*
(a)
372,445
12,243 Canadian Solar, Inc. (Canada)*
(a)
257,470
2,826 Check Point Software
Technologies Ltd. (Israel)* 412,596
6,275 Ciena Corp.* 287,709
64,037 Cipher Mining, Inc.* 177,382
30,026 Cisco Systems, Inc. 1,452,658
50,793 Cleanspark, Inc.* 316,948
7,232 Cloudflare, Inc., Class A* 557,949
13,285 Cognex Corp. 500,845
8,943 Coherent Corp.* 329,013

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
17,003 Corning, Inc. $ 484,415
4,382 Crowdstrike Holdings, Inc.,
Class A* 1,038,490
2,524 CyberArk Software Ltd.* 502,957
81,468 Darktrace PLC (United
Kingdom)* 357,774
20,052 Dassault Systemes (France) 940,020
9,943 Digi International, Inc.* 234,058
13,618 Digital Garage, Inc. (Japan) 285,100
8,402 DocuSign, Inc.* 362,126
18,828 EngageSmart, Inc.* 429,467
19,206 Extreme Networks, Inc.* 309,985
2,271 F5, Inc.* 388,772
661 Fair Isaac Corp.* 718,904
3,096 First Solar, Inc.* 488,487
18,335 Fortinet, Inc.* 963,688
27,904 Gen Digital, Inc. 616,120
1,942 Globant SA* 428,794
12,427 GMO internet group, Inc. (Japan) 199,768
42,965 Hewlett Packard Enterprise Co. 726,538
21,530 HP, Inc. 631,690
929 HubSpot, Inc.* 458,861
84,370 Hut 8 Mining Corp. (Canada)*
(a)
161,789
47,390 indie Semiconductor, Inc., Class
A (China)* 353,529
27,410 Infineon Technologies AG
(Germany) 1,063,196
58,958 Infinera Corp.* 229,347
9,810 Instructure Holdings, Inc.* 256,531
85,689 Intel Corp. 3,830,298
3,947 InterDigital, Inc. 394,384
7,172 International Business Machines
Corp. 1,137,192
16,654 Juniper Networks, Inc. 473,806
6,050 Kainos Group PLC (United
Kingdom) 73,948
2,353 Keyence Corp. (Japan) 1,008,304
5,543 Keysight Technologies, Inc.* 753,238
5,455 Kontron AG (Austria) 130,229
38,527 Marathon Digital Holdings,
Inc.*
(a)
461,168
15,178 Marvell Technology, Inc. 845,870
11,329 MaxLinear, Inc.* 212,192
17,968 Microsoft Corp. 6,808,255
894 MicroStrategy, Inc., Class A* 445,480
84,658 Nano Dimension Ltd. ADR
(Israel)*
(a)
194,713
9,881 nCino, Inc.* 273,012
22,093 NCR Voyix Corp.* 346,418
5,345 Nemetschek SE (Germany) 466,788
11,385 NetScout Systems, Inc.* 228,611
2,573 Nice Ltd. ADR (Israel)* 488,227
190,747 Nokia OYJ ADR (Finland) 663,800
3,004 Novanta, Inc.* 433,898
14,085 NVIDIA Corp. 6,587,554
3,183 NXP Semiconductors NV
(China) 649,587
7,554 Okta, Inc.* 506,496
10,550 Open Text Corp. (Canada) 423,477
9,021 Oracle Corp. 1,048,330
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
2,413 OSI Systems, Inc.* $ 297,499
4,080 Palo Alto Networks, Inc.* 1,203,967
3,566 PTC, Inc.* 561,146
11,148 Q2 Holdings, Inc.* 395,977
3,105 Qorvo, Inc.* 299,633
11,293 QUALCOMM, Inc. 1,457,362
5,491 Rapid7, Inc.* 297,338
8,977 RingCentral, Inc., Class A* 255,485
35,208 Riot Platforms, Inc.* 441,860
6,561 Salesforce, Inc.* 1,652,716
24,201 Seiko Epson Corp. (Japan) 359,819
17,062 Semtech Corp.* 279,305
25,700 SentinelOne, Inc., Class A* 490,613
1,446 ServiceNow, Inc.* 991,580
14,365 Shopify, Inc., Class A (Canada)* 1,046,059
2,632 Silicon Laboratories, Inc.* 277,334
3,843 Skyworks Solutions, Inc. 372,502
6,367 Snowflake, Inc., Class A* 1,194,959
152,134 Spirent Communications PLC
(United Kingdom) 219,943
4,305 Splunk, Inc.* 652,380
5,690 Sprout Social, Inc., Class A* 323,761
15,760 STMicroelectronics NV
(Singapore) 747,241
26,380 Stratasys Ltd.* 291,235
1,471 Super Micro Computer, Inc.* 402,274
2,441 Synaptics, Inc.* 247,127
21,109 Taiwan Semiconductor
Manufacturing Co. Ltd. ADR
(Taiwan) 2,054,117
3,922 TD SYNNEX Corp. 386,866
8,993 Tenable Holdings, Inc.* 372,220
14,908 Teradyne, Inc. 1,374,965
22,772 TomTom NV (Netherlands)* 150,818
29,645 UiPath, Inc., Class A* 585,785
116,934 Yangtze Optical Fibre and Cable
Joint Stock Ltd. Co., Class H
(China)
(a)(b)
133,099
3,115 Zebra Technologies Corp., Class
A* 738,193
30,679 Zeta Global Holdings Corp.,
Class A* 250,647
3,959 Zscaler, Inc.* 782,021
88,860,031
Real Estate – 0.8%
4,248 American Tower Corp. REIT 886,897
5,548 Digital Realty Trust, Inc. REIT 769,952
1,103 Equinix, Inc. REIT 898,956
2,555,805
Utilities – 1.1%
13,758 Atlantica Sustainable
Infrastructure PLC (Spain) 261,677
19,515 Avangrid, Inc. 602,428
13,690 Boralex, Inc., Class A (Canada) 311,290
18,335 Brookfield Renewable Corp.,
Class A
(a)
486,611
21,485 Brookfield Renewable Partners
LP (Canada) 531,638

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
36,647 Innergex Renewable Energy, Inc.
(Canada) $ 259,747
14,796 NextEra Energy, Inc. 865,714
47,875 ReNew Energy Global PLC,
Class A (India)* 308,315
3,627,420
TOTAL COMMON STOCKS
(Cost $317,881,300)
333,378,108
a
Exchange-Traded Funds – 0.2%
212,217 Greencoat UK Wind PLC/Funds 386,597
213,696 Renewables Infrastructure Group
Ltd. (The) 295,958
TOTAL EXCHANGE-TRADED FUNDS
(Cost $692,085)
682,555
Units Description Expiration Month Value
aa
Right – 0.0%
Health Care – 0.0%
9,282 AstraZeneca
PLC*
(d)
(Cost $0)
12/28 28,403
Shares Dividend Rate Value
aa
Investment Company – 0.3%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
962,603 5.260% 962,603
(Cost $962,603)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $319,535,988)
335,051,669
a
Securities Lending Reinvestment Vehicle – 2.0%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
6,656,492 5.259% 6,656,492
(Cost $6,656,492)
TOTAL INVESTMENTS – 101.8%
(Cost $326,192,480)
$ 341,708,161
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.8)%
(6,051,346)
NET ASSETS – 100.0%
$ 335,656,815
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Represents an affiliated issuer.
(d) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.7%
Communication Services – 7.0%
48,731 Alphabet, Inc., Class A* $ 6,458,320
41,710 Alphabet, Inc., Class C* 5,585,803
67,788 AT&T, Inc. 1,123,247
967 Charter Communications, Inc.,
Class A* 386,926
2,740 Electronic Arts, Inc. 378,147
2,658 Fox Corp., Class A 78,517
1,338 Fox Corp., Class B 37,009
3,849 Interpublic Group of Cos., Inc.
(The) 118,318
4,419 Netflix, Inc.* 2,094,473
1,609 New York Times Co. (The),
Class A 75,607
80 Paramount Global, Class A 1,417
5,771 Paramount Global, Class B 82,929
1,162 Roku, Inc.* 121,080
1,649 Take-Two Interactive Software,
Inc.* 260,872
5,047 T-Mobile US, Inc. 759,321
1,107 TripAdvisor, Inc.* 19,738
40,140 Verizon Communications, Inc. 1,538,566
18,437 Walt Disney Co. (The)* 1,708,926
2,531 ZoomInfo Technologies, Inc.* 36,371
20,865,587
Consumer Discretionary – 10.7%
4,054 Airbnb, Inc., Class A* 512,182
90,819 Amazon.com, Inc.* 13,267,748
2,709 Aptiv PLC* 224,414
1,952 Best Buy Co., Inc. 138,475
374 Booking Holdings, Inc.* 1,169,012
2,326 BorgWarner, Inc. 78,363
674 Brunswick Corp. 53,158
1,583 CarMax, Inc.* 101,217
268 Chipotle Mexican Grill, Inc.* 590,203
1,211 Darden Restaurants, Inc. 189,485
258 Deckers Outdoor Corp.* 171,304
598 Dick's Sporting Goods, Inc. 77,800
4,169 DraftKings, Inc., Class A* 159,423
5,343 eBay, Inc. 219,116
1,224 Etsy, Inc.* 92,791
1,433 Expedia Group, Inc.* 195,146
39,252 Ford Motor Co. 402,725
1,927 Gap, Inc. (The) 38,675
1,531 Garmin Ltd. 187,149
13,731 General Motors Co. 433,900
302 Grand Canyon Education, Inc.* 41,289
1,513 H&R Block, Inc. 68,720
1,306 Harley-Davidson, Inc. 39,167
1,304 Hasbro, Inc. 60,519
2,571 Hilton Worldwide Holdings, Inc. 430,694
10,211 Home Depot, Inc. (The) 3,201,046
467 Hyatt Hotels Corp., Class A 53,593
1,102 Kohl's Corp. 25,842
3,300 Las Vegas Sands Corp. 152,196
584 Lear Corp. 78,110
279 Lithia Motors, Inc. 74,490
5,908 Lowe’s Cos., Inc. 1,174,688
1,112 Lululemon Athletica, Inc.* 496,842
2,670 Macy’s, Inc. 42,346
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
2,484 Marriott International, Inc.,
Class A $ 503,507
364 Marriott Vacations Worldwide
Corp. 26,536
7,350 McDonald's Corp. 2,071,524
2,926 MGM Resorts International 115,401
498 Mohawk Industries, Inc.* 43,978
11,983 NIKE, Inc., Class B 1,321,365
1,110 Nordstrom, Inc. 17,338
3,163 Peloton Interactive, Inc., Class
A* 17,903
466 Phinia, Inc. 11,883
538 Polaris, Inc. 44,369
2,185 PulteGroup, Inc. 193,198
620 PVH Corp. 60,624
2,933 QuantumScape Corp.* 18,595
397 Ralph Lauren Corp. 51,364
2,343 Royal Caribbean Cruises Ltd.* 251,779
1,468 Service Corp. International 89,944
11,292 Starbucks Corp. 1,121,296
2,353 Tapestry, Inc. 74,519
11,525 TJX Cos., Inc. (The) 1,015,468
1,095 Tractor Supply Co. 222,296
381 Vail Resorts, Inc. 82,795
829 Wayfair, Inc., Class A* 46,258
534 Whirlpool Corp. 58,153
644 Williams-Sonoma, Inc. 120,776
869 YETI Holdings, Inc.* 37,054
31,859,751
Consumer Staples – 6.2%
5,210 Archer-Daniels-Midland Co. 384,133
1,458 Bunge Global SA 160,191
1,861 Campbell Soup Co. 74,775
2,384 Church & Dwight Co., Inc. 230,366
1,211 Clorox Co. (The) 173,597
38,315 Coca-Cola Co. (The) 2,239,129
8,016 Colgate-Palmolive Co. 631,420
4,462 Costco Wholesale Corp. 2,644,806
5,732 General Mills, Inc. 364,899
1,439 Hershey Co. (The) 270,417
2,816 Hormel Foods Corp. 86,142
645 Ingredion, Inc. 66,106
2,530 Kellanova 132,926
9,306 Keurig Dr Pepper, Inc. 293,790
3,289 Kimberly-Clark Corp. 406,948
6,371 Kroger Co. (The) 282,044
2,445 McCormick & Co., Inc. 158,509
1,696 Molson Coors Beverage Co.,
Class B 104,372
7,267 Monster Beverage Corp.* 400,775
13,553 PepsiCo, Inc. 2,280,834
23,158 Procter & Gamble Co. (The) 3,555,216
4,954 Sysco Corp. 357,530
4,601 Target Corp. 615,660
2,713 Tyson Foods, Inc., Class A 127,077
6,973 Walgreens Boots Alliance, Inc. 139,042
14,392 Walmart, Inc. 2,240,691
626 WK Kellogg Co. 7,011
18,428,406

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Energy – 4.1%
2,828 APA Corp. $ 101,808
9,265 Baker Hughes Co. 312,694
2,216 Cheniere Energy, Inc. 403,644
16,302 Chevron Corp. 2,340,967
11,172 ConocoPhillips 1,291,148
5,859 Devon Energy Corp. 263,479
3,286 EQT Corp. 131,309
36,903 Exxon Mobil Corp. 3,791,414
8,214 Halliburton Co. 304,164
17,931 Kinder Morgan, Inc. 315,048
3,876 Marathon Petroleum Corp. 578,260
6,380 Occidental Petroleum Corp. 377,377
4,082 ONEOK, Inc. 281,046
4,213 Phillips 66 543,014
2,132 Pioneer Natural Resources Co. 493,857
2,133 Range Resources Corp. 69,323
3,223 Valero Energy Corp. 404,035
11,136 Williams Cos., Inc. (The) 409,693
12,412,280
Financials – 13.1%
2,749 Allstate Corp. (The) 379,005
2,826 Ally Financial, Inc. 82,576
5,579 American Express Co. 952,726
7,583 American International Group,
Inc. 499,037
1,102 Ameriprise Financial, Inc. 389,568
2,124 Aon PLC, Class A 697,713
3,737 Arch Capital Group Ltd.* 312,749
553 Assurant, Inc. 92,915
811 Axis Capital Holdings Ltd. 45,692
73,582 Bank of America Corp. 2,243,515
8,177 Bank of New York Mellon Corp.
(The) 395,113
1,564 BlackRock, Inc. 1,174,924
5,115 Block, Inc.* 324,445
3,581 Capital One Financial Corp. 399,854
1,100 Cboe Global Markets, Inc. 200,409
15,542 Charles Schwab Corp. (The) 953,035
20,391 Citigroup, Inc. 940,025
3,769 CME Group, Inc. 822,999
2,156 Columbia Banking System, Inc. 48,359
1,378 Comerica, Inc. 62,313
372 Evercore, Inc., Class A 54,889
444 Everest Group Ltd. 182,284
5,589 Fidelity National Information
Services, Inc. 327,739
7,114 Fifth Third Bancorp 205,950
3,732 FNB Corp. 44,747
2,967 Franklin Resources, Inc. 73,582
3,382 Goldman Sachs Group, Inc.
(The)
(a)
1,155,088
368 Hanover Insurance Group, Inc.
(The) 45,742
3,182 Hartford Financial Services
Group, Inc. (The) 248,705
15,285 Huntington Bancshares, Inc. 172,109
5,931 Intercontinental Exchange, Inc. 675,185
1,993 Jefferies Financial Group, Inc. 70,632
30,489 JPMorgan Chase & Co. 4,758,723
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
9,735 KeyCorp $ 120,617
1,142 Lazard Ltd., Class A 34,237
1,771 Lincoln National Corp. 42,114
814 LPL Financial Holdings, Inc. 180,952
387 MarketAxess Holdings, Inc. 92,926
5,186 Marsh & McLennan Cos., Inc. 1,034,192
7,981 Mastercard, Inc., Class A 3,302,777
6,780 MetLife, Inc. 431,411
2,978 MGIC Investment Corp. 52,383
1,663 Moody's Corp. 606,928
12,608 Morgan Stanley 1,000,319
277 Morningstar, Inc. 78,491
801 MSCI, Inc. 417,201
3,584 Nasdaq, Inc. 200,131
2,150 Northern Trust Corp. 170,387
1,171 OneMain Holdings, Inc. 49,533
10,596 PayPal Holdings, Inc.* 610,435
780 Pinnacle Financial Partners, Inc. 56,605
4,177 PNC Financial Services Group,
Inc. (The) 559,551
381 Primerica, Inc. 79,823
2,535 Principal Financial Group, Inc. 187,159
6,126 Progressive Corp. (The) 1,004,848
3,847 Prudential Financial, Inc. 376,160
9,767 Regions Financial Corp. 162,914
698 Reinsurance Group of America,
Inc. 113,816
1,307 Rocket Cos., Inc., Class A* 12,207
3,394 S&P Global, Inc. 1,411,327
3,921 Synchrony Financial 126,884
1,497 Synovus Financial Corp. 46,093
1,207 Tradeweb Markets, Inc., Class A 116,958
2,414 Travelers Cos., Inc. (The) 436,017
13,905 Truist Financial Corp. 446,907
2,060 Unum Group 88,580
16,069 US Bancorp 612,550
15,395 Visa, Inc., Class A 3,951,589
2,125 W R Berkley Corp. 154,169
38,771 Wells Fargo & Co. 1,728,799
3,517 Western Union Co. (The) 40,903
39,171,240
Health Care – 12.5%
731 10X Genomics, Inc., Class A* 31,813
13,974 Abbott Laboratories 1,457,348
14,250 AbbVie, Inc. 2,029,058
2,367 Agilent Technologies, Inc. 302,503
609 Align Technology, Inc.* 130,204
988 Alnylam Pharmaceuticals, Inc.* 166,231
4,318 Amgen, Inc. 1,164,306
4,038 Baxter International, Inc. 145,691
2,267 Becton Dickinson & Co. 535,420
1,150 Biogen, Inc.* 269,192
1,494 BioMarin Pharmaceutical, Inc.* 136,074
11,509 Boston Scientific Corp.* 643,238
16,848 Bristol-Myers Squibb Co. 831,954
1,582 Cencora, Inc. 321,731
4,337 Centene Corp.* 319,550
2,342 Cigna Group (The) 615,665
12,502 CVS Health Corp. 849,511

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
5,277 Danaher Corp. $ 1,178,407
430 DaVita, Inc.* 43,628
1,687 DENTSPLY SIRONA, Inc. 53,562
3,099 Dexcom, Inc.* 357,996
4,821 Edwards Lifesciences Corp.* 326,430
1,896 Elevance Health, Inc. 909,113
6,830 Eli Lilly & Co. 4,036,803
707 Fortrea Holdings, Inc.* 20,814
3,123 GE HealthCare Technologies,
Inc. 213,801
10,020 Gilead Sciences, Inc. 767,532
1,639 HCA Healthcare, Inc. 410,537
1,950 Hologic, Inc.* 139,035
998 Humana, Inc. 483,890
664 IDEXX Laboratories, Inc.* 309,305
1,267 Illumina, Inc.* 129,171
1,472 Incyte Corp.* 79,989
554 Insulet Corp.* 104,756
2,796 Intuitive Surgical, Inc.* 869,109
1,474 IQVIA Holdings, Inc.* 315,583
19,456 Johnson & Johnson 3,009,065
710 Laboratory Corp. of America
Holdings 154,006
871 Maravai LifeSciences Holdings,
Inc., Class A* 4,442
10,644 Medtronic PLC 843,750
20,509 Merck & Co., Inc. 2,101,762
2,668 Moderna, Inc.* 207,304
771 Neurocrine Biosciences, Inc.* 89,891
45,620 Pfizer, Inc. 1,390,041
835 Regeneron Pharmaceuticals,
Inc.* 687,881
441 Repligen Corp.* 69,347
1,159 ResMed, Inc. 182,809
2,852 Stryker Corp. 845,133
3,115 Thermo Fisher Scientific, Inc. 1,544,292
540 Ultragenyx Pharmaceutical, Inc.* 20,979
7,505 UnitedHealth Group, Inc. 4,150,040
1,156 Veeva Systems, Inc., Class A* 201,502
2,062 Vertex Pharmaceuticals, Inc.* 731,618
551 Waters Corp.* 154,616
1,680 Zimmer Biomet Holdings, Inc. 195,401
37,282,829
Industrials – 8.7%
5,185 3M Co. 513,678
298 Acuity Brands, Inc. 53,420
1,237 AECOM 109,920
835 Allegion PLC 88,585
6,475 American Airlines Group, Inc.* 80,484
2,171 AMETEK, Inc. 337,004
425 Armstrong World Industries, Inc. 36,044
3,900 Automatic Data Processing, Inc. 896,688
203 Avis Budget Group, Inc.* 37,119
1,245 AZEK Co., Inc. (The)* 42,940
5,265 Boeing Co. (The)* 1,219,532
1,226 Booz Allen Hamilton Holding
Corp. 153,409
1,231 Broadridge Financial Solutions,
Inc. 238,592
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
1,085 C.H. Robinson Worldwide, Inc. $ 89,024
7,860 Carrier Global Corp. 408,406
4,911 Caterpillar, Inc. 1,231,286
1,198 Ceridian HCM Holding, Inc.* 82,542
2,730 ChargePoint Holdings, Inc.*
(b)
5,078
813 Cintas Corp. 449,792
18,901 CSX Corp. 610,502
1,333 Cummins, Inc. 298,805
2,547 Deere & Co. 928,152
6,417 Delta Air Lines, Inc. 236,980
3,763 Eaton Corp. PLC 856,798
5,381 Emerson Electric Co. 478,371
2,189 FedEx Corp. 566,579
3,333 Fortive Corp. 229,910
1,182 Fortune Brands Innovations, Inc. 80,884
317 FTI Consulting, Inc.* 69,886
10,232 General Electric Co. 1,246,258
1,690 Genpact Ltd. 57,392
1,339 Hertz Global Holdings, Inc.* 11,167
6,334 Honeywell International, Inc. 1,240,957
508 Hubbell, Inc. 152,400
714 IDEX Corp. 144,000
2,865 Illinois Tool Works, Inc. 693,932
3,819 Ingersoll Rand, Inc. 272,791
1,193 Jacobs Solutions, Inc. 151,726
6,477 Johnson Controls International
PLC 341,986
1,099 KBR, Inc. 56,785
1,787 L3Harris Technologies, Inc. 340,978
1,107 Leidos Holdings, Inc. 118,803
305 Lennox International, Inc. 124,031
527 Lincoln Electric Holdings, Inc. 104,378
2,137 Lockheed Martin Corp. 956,885
1,891 MDU Resources Group, Inc. 36,194
472 Mercury Systems, Inc.* 16,185
1,346 Northrop Grumman Corp. 639,565
1,549 nVent Electric PLC 82,484
611 Oshkosh Corp. 59,444
3,896 Otis Worldwide Corp. 334,238
850 Owens Corning 115,243
1,085 Rockwell Automation, Inc. 298,852
13,787 RTX Corp. 1,123,365
504 Schneider National, Inc., Class B 11,607
443 SiteOne Landscape Supply, Inc.* 62,383
5,927 Southwest Airlines Co. 151,553
978 Spirit AeroSystems Holdings,
Inc., Class A* 26,885
1,440 Stanley Black & Decker, Inc. 130,896
2,354 Sunrun, Inc.* 30,367
1,863 Textron, Inc. 142,818
574 Timken Co. (The) 41,558
2,151 Trane Technologies PLC 484,857
1,816 TransUnion 106,636
19,406 Uber Technologies, Inc.* 1,094,110
5,798 Union Pacific Corp. 1,306,115
3,258 United Airlines Holdings, Inc.* 128,365
6,831 United Parcel Service, Inc.,
Class B 1,035,648
652 United Rentals, Inc. 310,365
1,763 Veralto Corp.* 136,192

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
1,341 Verisk Analytics, Inc. $ 323,758
418 W.W. Grainger, Inc. 328,627
4,555 Waste Management, Inc. 778,859
1,849 WillScot Mobile Mini Holdings
Corp.* 77,140
556 Woodward, Inc. 75,160
2,230 Xylem, Inc. 234,440
26,168,788
Information Technology – 29.9%
6,009 Accenture PLC, Class A 2,001,838
3,762 Adobe, Inc.* 2,298,620
13,147 Advanced Micro Devices, Inc.* 1,592,891
1,249 Akamai Technologies, Inc.* 144,297
4,113 Analog Devices, Inc. 754,242
707 ANSYS, Inc.* 207,406
122,379 Apple, Inc. 23,245,891
6,876 Applied Materials, Inc. 1,029,887
1,753 Autodesk, Inc.* 382,908
3,532 Broadcom, Inc. 3,269,678
2,200 Cadence Design Systems, Inc.* 601,194
1,400 Ciena Corp.* 64,190
444 Cirrus Logic, Inc.* 33,704
39,116 Cisco Systems, Inc. 1,892,432
2,342 Cloudflare, Inc., Class A* 180,685
6,190 Corning, Inc. 176,353
1,641 DocuSign, Inc.* 70,727
2,107 Dropbox, Inc., Class A* 59,375
1,959 Dynatrace, Inc.* 104,905
626 Elastic NV* 50,305
490 F5, Inc.* 83,883
969 First Solar, Inc.* 152,889
5,342 Fortinet, Inc.* 280,776
621 Gartner, Inc.* 270,036
4,511 Gen Digital, Inc. 99,603
1,251 GoDaddy, Inc., Class A* 125,175
10,493 Hewlett Packard Enterprise Co. 177,437
7,010 HP, Inc. 205,673
34,235 Intel Corp. 1,530,305
7,393 International Business Machines
Corp. 1,172,234
2,238 Intuit, Inc. 1,278,928
3,001 Juniper Networks, Inc. 85,379
1,669 Keysight Technologies, Inc.* 226,800
1,092 Lam Research Corp. 781,785
227 Littelfuse, Inc. 52,846
6,954 Marvell Technology, Inc. 387,546
8,900 Micron Technology, Inc. 677,468
61,029 Microsoft Corp. 23,124,498
535 MongoDB, Inc.* 222,421
1,568 Motorola Solutions, Inc. 506,260
1,711 NetApp, Inc. 156,368
19,481 NVIDIA Corp. 9,111,264
1,225 Okta, Inc.* 82,136
3,502 ON Semiconductor Corp.* 249,798
12,468 Oracle Corp. 1,448,906
2,449 Palo Alto Networks, Inc.* 722,675
333 Pegasystems, Inc. 17,309
2,272 Pure Storage, Inc., Class A* 75,680
9,086 QUALCOMM, Inc. 1,172,548
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
7,758 Salesforce, Inc.* $ 1,954,240
1,657 ServiceNow, Inc.* 1,136,271
1,024 Smartsheet, Inc., Class A* 43,397
1,244 Splunk, Inc.* 188,516
1,239 Synopsys, Inc.* 673,062
813 Teradata Corp.* 38,414
1,263 Teradyne, Inc. 116,487
7,386 Texas Instruments, Inc. 1,127,916
2,318 Trimble, Inc.* 107,555
1,377 Twilio, Inc., Class A* 89,064
340 Tyler Technologies, Inc.* 139,006
2,591 Western Digital Corp.* 125,171
996 Wolfspeed, Inc.* 36,713
1,612 Workday, Inc., Class A* 436,401
486 Zebra Technologies Corp., Class
A* 115,172
2,040 Zoom Video Communications,
Inc., Class A* 138,373
708 Zscaler, Inc.* 139,851
89,245,763
Materials – 2.5%
2,043 Air Products and Chemicals, Inc. 552,734
1,080 Albemarle Corp. 130,972
614 AptarGroup, Inc. 77,911
742 Avery Dennison Corp. 144,319
2,066 Axalta Coating Systems Ltd.* 65,017
2,898 Ball Corp. 160,230
908 Celanese Corp. 125,903
1,803 CF Industries Holdings, Inc. 135,496
4,660 Cleveland-Cliffs, Inc.* 79,966
6,963 Corteva, Inc. 314,728
6,527 Dow, Inc. 337,772
4,334 DuPont de Nemours, Inc. 310,054
1,093 Eastman Chemical Co. 91,626
2,295 Ecolab, Inc. 440,020
13,172 Freeport-McMoRan, Inc. 491,579
2,355 International Flavors &
Fragrances, Inc. 177,520
3,181 International Paper Co. 117,506
4,558 Linde PLC 1,885,964
2,384 LyondellBasell Industries NV,
Class A 226,718
580 Martin Marietta Materials, Inc. 269,462
10,676 Newmont Corp. 429,069
2,324 Nucor Corp. 395,010
839 Packaging Corp. of America 140,960
379 Scotts Miracle-Gro Co. (The) 21,095
1,884 SSR Mining, Inc. (Canada) 22,231
1,251 Vulcan Materials Co. 267,164
2,394 Westrock Co. 98,561
7,509,587
Real Estate – 2.8%
4,694 American Homes 4 Rent, Class
A REIT 170,251
6,564 American Tower Corp. REIT 1,370,432
2,095 Apartment Income REIT Corp.
REIT 65,196

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
1,998 AvalonBay Communities, Inc.
REIT $ 345,534
2,203 Boston Properties, Inc. REIT 125,417
1,458 Camden Property Trust REIT 131,599
4,366 CBRE Group, Inc., Class A* 344,739
6,094 Crown Castle, Inc. REIT 714,704
4,207 Digital Realty Trust, Inc. REIT 583,848
1,314 Equinix, Inc. REIT 1,070,923
5,258 Equity Residential REIT 298,865
900 Essex Property Trust, Inc. REIT 192,114
4,077 Iron Mountain, Inc. REIT 261,540
671 Jones Lang LaSalle, Inc.* 104,354
8,499 Kimco Realty Corp. REIT 164,201
13,102 Prologis, Inc. REIT 1,505,813
1,508 SBA Communications Corp.
REIT 372,416
4,609 UDR, Inc. REIT 153,941
10,315 Weyerhaeuser Co. REIT 323,375
776 Zillow Group, Inc., Class A* 30,566
2,170 Zillow Group, Inc., Class C* 88,840
8,418,668
Utilities – 2.2%
7,454 AES Corp. (The) 128,283
2,930 Ameren Corp. 227,339
5,762 American Electric Power Co.,
Inc. 458,367
2,181 American Water Works Co., Inc. 287,543
788 Avangrid, Inc. 24,326
9,356 Dominion Energy, Inc. 424,201
2,329 DTE Energy Co. 242,472
8,629 Duke Energy Corp. 796,284
4,229 Edison International 283,301
2,369 Entergy Corp. 240,240
3,898 Eversource Energy 231,580
11,129 Exelon Corp. 428,578
22,838 NextEra Energy, Inc. 1,336,251
2,575 NRG Energy, Inc. 123,188
5,562 Public Service Enterprise Group,
Inc. 347,236
7,058 Sempra 514,316
4,129 Vistra Corp. 146,208
6,170 Xcel Energy, Inc. 375,383
6,615,096
TOTAL COMMON STOCKS
(Cost $239,630,640)
297,977,995
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
431,692 5.259% 431,692
(Cost $431,692)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $240,062,332)
298,409,687
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.1%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
237,856 5.259% $ 237,856
(Cost $237,856)
TOTAL INVESTMENTS – 99.9%
(Cost $240,300,188)
$ 298,647,543
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
294,716
NET ASSETS – 100.0%
$ 298,942,259
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
(b) All or a portion of security is on loan.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS NORTH AMERICAN PIPELINES & POWER EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 99.9%
Energy – 85.2%
20,913 Antero Midstream Corp. $ 278,561
441 Cheniere Energy Partners LP 27,227
3,936 Cheniere Energy, Inc. 716,942
6,726 Clean Energy Fuels Corp.* 24,281
590 CrossAmerica Partners LP 14,001
449 Delek Logistics Partners LP 22,971
2,379 DT Midstream, Inc. 136,293
17,570 Enbridge, Inc. (Canada) 613,981
32,876 Energy Transfer LP 456,648
8,348 EnLink Midstream LLC* 114,117
13,930 Enterprise Products Partners LP 373,045
8,180 Equitrans Midstream Corp. 76,728
477 Excelerate Energy, Inc., Class A 7,976
8,058 Gibson Energy, Inc. (Canada) 121,715
290 Global Partners LP 10,565
1,774 Hess Midstream LP, Class A 57,726
9,022 Keyera Corp. (Canada) 227,372
33,944 Kinder Morgan, Inc. 596,396
345 Kinetik Holdings, Inc. 12,544
4,091 MPLX LP 149,158
8,201 New Fortress Energy, Inc. 315,575
4,630 NextDecade Corp.* 23,104
3,579 NGL Energy Partners LP* 15,497
2,375 NuStar Energy LP 45,220
16,685 ONEOK, Inc. 1,148,762
18,096 Pembina Pipeline Corp. (Canada) 605,803
10,241 Plains All American Pipeline LP 162,627
16,876 Plains GP Holdings LP, Class A* 272,716
7,441 Secure Energy Services, Inc.
(Canada) 44,508
1,441 Sunoco LP 78,765
8,850 Targa Resources Corp. 800,483
15,537 TC Energy Corp. (Canada) 583,160
5,284 Western Midstream Partners LP 157,569
16,771 Williams Cos., Inc. (The) 617,005
4,053 World Kinect Corp. 85,275
8,994,316
Utilities – 14.7%
8,567 AES Corp. (The) 147,438
2,921 AltaGas Ltd. (Canada) 59,461
4,576 Atlantica Sustainable
Infrastructure PLC (Spain) 87,036
6,930 Boralex, Inc., Class A (Canada) 157,578
2,116 Brookfield Renewable Corp.,
Class A 56,159
4,363 Brookfield Renewable Partners
LP (Canada) 107,961
3,084 Clearway Energy, Inc., Class C 77,007
5,236 Innergex Renewable Energy, Inc.
(Canada) 37,112
2,675 NextEra Energy Partners LP 62,969
5,700 Northland Power, Inc. (Canada) 92,740
1,439 Ormat Technologies, Inc. 96,873
387 Suburban Propane Partners LP 6,637
16,087 Superior Plus Corp. (Canada) 117,462
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
20,644 UGI Corp. $ 453,962
1,560,395
TOTAL COMMON STOCKS
(Cost $10,293,387)
10,554,711
Shares Dividend Rate Value
aa
Investment Company – 0.3%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
27,787 5.260% 27,787
(Cost $27,787)
TOTAL INVESTMENTS – 100.2%
(Cost $10,321,174)
$ 10,582,498
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.2)%
(25,387)
NET ASSETS – 100.0%
$ 10,557,111
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
LP — Limited Partnership
PLC — Public Limited Company

GOLDMAN SACHS SMALL CAP CORE EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.7%
Communication Services – 0.8%
448 Nexstar Media Group, Inc. $ 63,585
Consumer Discretionary – 14.0%
2,008 Adient PLC* 64,657
968 Boot Barn Holdings, Inc.* 70,935
1,840 Boyd Gaming Corp. 108,652
832 Cava Group, Inc.* 28,296
1,120 Crocs, Inc.* 118,283
456 Five Below, Inc.* 85,938
1,192 Meritage Homes Corp. 168,429
696 Ollie's Bargain Outlet Holdings,
Inc.* 50,996
1,136 Savers Value Village, Inc.* 17,097
2,104 SeaWorld Entertainment, Inc.* 102,886
1,048 Texas Roadhouse, Inc. 117,963
480 Wingstop, Inc. 115,373
1,552 Wyndham Hotels & Resorts, Inc. 120,032
1,169,537
Consumer Staples – 2.3%
2,000 Simply Good Foods Co. (The)* 77,480
1,240 TreeHouse Foods, Inc.* 50,481
4,896 Utz Brands, Inc. 64,676
192,637
Energy – 7.3%
707 Chord Energy Corp. 114,633
2,024 Matador Resources Co. 117,149
2,196 Noble Corp. PLC 101,324
3,832 Patterson-UTI Energy, Inc. 44,873
8,580 Permian Resources Corp. 112,741
3,192 SM Energy Co. 119,540
610,260
Financials – 15.0%
2,112 Ameris Bancorp 89,929
2,016 Associated Banc-Corp. 35,764
1,680 Banner Corp. 75,835
1,488 First Financial Bankshares, Inc. 39,060
2,172 First Merchants Corp. 66,615
448 FirstCash Holdings, Inc. 50,176
1,656 Flywire Corp.* 38,585
1,968 Glacier Bancorp, Inc. 66,184
640 Hamilton Lane, Inc., Class A 62,624
1,928 Hancock Whitney Corp. 79,530
3,932 NMI Holdings, Inc., Class A* 108,130
2,728 Pacific Premier Bancorp, Inc. 61,435
768 Pinnacle Financial Partners, Inc. 55,734
376 Piper Sandler Cos. 58,178
688 PJT Partners, Inc., Class A 61,961
2,664 Renasant Corp. 72,567
480 RLI Corp. 65,088
848 Selective Insurance Group, Inc. 86,233
3,112 United Community Banks, Inc. 76,711
1,250,339
Health Care – 11.7%
1,472 Acadia Healthcare Co., Inc.* 107,441
2,392 Alkermes PLC* 57,743
1,127 Amylyx Pharmaceuticals, Inc.* 15,958
952 Axonics, Inc.* 53,302
1,056 Catalent, Inc.* 41,026
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
724 CONMED Corp. $ 77,663
3,340 Dynavax Technologies Corp.* 45,758
1,584 Evolent Health, Inc., Class A* 44,035
2,896 Halozyme Therapeutics, Inc.* 111,815
488 iRhythm Technologies, Inc.* 41,617
312 Medpace Holdings, Inc.* 84,465
1,144 Merit Medical Systems, Inc.* 81,865
4,720 NeoGenomics, Inc.* 85,762
408 Shockwave Medical, Inc.* 71,216
1,576 Surgery Partners, Inc.* 51,614
971,280
Industrials – 21.3%
1,632 Arcosa, Inc. 121,094
1,040 ASGN, Inc.* 92,810
536 Chart Industries, Inc.* 69,696
4,252 Core & Main, Inc., Class A* 148,948
960 Crane Co. 101,453
2,849 Federal Signal Corp. 196,410
1,962 Fluor Corp.* 74,615
696 Herc Holdings, Inc. 86,067
837 ICF International, Inc. 117,138
3,145 Kratos Defense & Security
Solutions, Inc.* 59,912
1,080 Moog, Inc., Class A 151,211
608 MYR Group, Inc.* 75,647
264 Saia, Inc.* 103,063
1,760 SPX Technologies, Inc.* 150,146
616 Standex International Corp. 82,433
752 Watts Water Technologies, Inc.,
Class A 144,767
1,775,410
Information Technology – 17.3%
3,200 Allegro MicroSystems, Inc.
(Japan)* 87,104
864 Axcelis Technologies, Inc.* 107,378
928 Badger Meter, Inc. 136,759
2,968 Clearwater Analytics Holdings,
Inc., Class A* 63,248
2,072 Cohu, Inc.* 65,745
480 CyberArk Software Ltd.* 95,650
2,856 Instructure Holdings, Inc.* 74,684
1,604 MACOM Technology Solutions
Holdings, Inc.* 134,704
1,128 Onto Innovation, Inc.* 159,059
3,512 PagerDuty, Inc.* 76,562
408 Rogers Corp.* 52,795
1,908 Smartsheet, Inc., Class A* 80,861
5,192 Sprinklr, Inc., Class A* 81,411
640 SPS Commerce, Inc.* 110,259
2,896 Tenable Holdings, Inc.* 119,865
1,446,084
Materials – 5.0%
1,013 Ashland, Inc. 80,959
1,992 ATI, Inc.* 87,548
2,648 Avient Corp. 90,959
5,436 Constellium SE* 94,586

GOLDMAN SACHS SMALL CAP CORE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
2,904 Graphic Packaging Holding Co. $ 65,834
419,886
Real Estate – 3.2%
7,624 RLJ Lodging Trust REIT 81,501
6,340 SITE Centers Corp. REIT 83,625
1,832 Terreno Realty Corp. REIT 104,625
269,751
Utilities – 0.8%
1,136 ONE Gas, Inc. 65,468
TOTAL COMMON STOCKS
(Cost $7,900,986)
8,234,237
Shares Dividend Rate Value
aa
Investment Company – 1.3%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
111,741 5.260% 111,741
(Cost $111,741)
TOTAL INVESTMENTS – 100.0%
(Cost $8,012,727)
$ 8,345,978
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
3,343
NET ASSETS – 100.0%
$ 8,349,321
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS DEFENSIVE EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 89.4%
Communication Services – 7.1%
1,719 Alphabet, Inc., Class A* $ 227,819
788 Comcast Corp., Class A 33,009
87 Electronic Arts, Inc. 12,007
301 Fox Corp., Class A 8,891
346 Meta Platforms, Inc., Class A* 113,194
255 Pinterest, Inc., Class A* 8,688
51 Spotify Technology SA* 9,441
135 T-Mobile US, Inc. 20,311
752 Verizon Communications, Inc. 28,824
471 Warner Music Group Corp.,
Class A 15,595
477,779
Consumer Discretionary – 6.3%
102 Airbnb, Inc., Class A* 12,887
7 AutoZone, Inc.* 18,270
10 Booking Holdings, Inc.* 31,257
13 Chipotle Mexican Grill, Inc.* 28,629
18 Deckers Outdoor Corp.* 11,951
110 Garmin Ltd. 13,446
107 Genuine Parts Co. 14,207
79 Hilton Worldwide Holdings, Inc. 13,234
199 Home Depot, Inc. (The) 62,385
78 Marriott International, Inc.,
Class A 15,811
13 MercadoLibre, Inc. (Brazil)* 21,066
289 NIKE, Inc., Class B 31,868
27 O'Reilly Automotive, Inc.* 26,524
104 Ross Stores, Inc. 13,560
337 Starbucks Corp. 33,464
334 TJX Cos., Inc. (The) 29,429
47 Tractor Supply Co. 9,541
307 Yum China Holdings, Inc.
(China) 13,256
136 Yum! Brands, Inc. 17,075
417,860
Consumer Staples – 8.2%
145 BJ's Wholesale Club Holdings,
Inc.* 9,364
334 Campbell Soup Co. 13,420
105 Church & Dwight Co., Inc. 10,146
905 Coca-Cola Co. (The) 52,888
270 Colgate-Palmolive Co. 21,268
89 Constellation Brands, Inc., Class
A 21,404
89 Costco Wholesale Corp. 52,754
192 General Mills, Inc. 12,223
73 Hershey Co. (The) 13,718
252 Hormel Foods Corp. 7,709
660 Kenvue, Inc. 13,490
301 Keurig Dr Pepper, Inc. 9,503
137 Kimberly-Clark Corp. 16,951
402 Kraft Heinz Co. (The) 14,114
328 Kroger Co. (The) 14,521
81 Lamb Weston Holdings, Inc. 8,102
160 McCormick & Co., Inc. 10,373
272 Mondelez International, Inc.,
Class A 19,328
331 Monster Beverage Corp.* 18,255
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
300 PepsiCo, Inc. $ 50,487
463 Procter & Gamble Co. (The) 71,080
156 Reynolds Consumer Products,
Inc. 4,093
218 Sysco Corp. 15,733
117 Target Corp. 15,656
334 Walmart, Inc. 52,000
548,580
Energy – 1.9%
73 Cheniere Energy, Inc. 13,297
289 Chevron Corp. 41,500
461 Coterra Energy, Inc. 12,101
68 Diamondback Energy, Inc. 10,500
295 Occidental Petroleum Corp. 17,449
167 Phillips 66 21,525
383 Williams Cos., Inc. (The) 14,091
130,463
Financials – 10.7%
103 Allstate Corp. (The) 14,201
256 American International Group,
Inc. 16,847
68 Aon PLC, Class A 22,337
114 Arch Capital Group Ltd.* 9,541
219 Berkshire Hathaway, Inc., Class
B* 78,840
171 Blackstone, Inc. 19,215
236 Brown & Brown, Inc. 17,639
91 Cboe Global Markets, Inc. 16,579
93 Chubb Ltd. 21,337
84 CME Group, Inc. 18,342
29 Erie Indemnity Co., Class A 8,574
22 FactSet Research Systems, Inc. 9,976
194 Fiserv, Inc.* 25,338
69 FleetCor Technologies, Inc.* 16,594
103 Global Payments, Inc. 11,993
62 Jack Henry & Associates, Inc. 9,839
475 JPMorgan Chase & Co. 74,138
167 Marsh & McLennan Cos., Inc. 33,303
163 Mastercard, Inc., Class A 67,454
60 Moody's Corp. 21,898
25 MSCI, Inc. 13,021
174 Nasdaq, Inc. 9,716
143 Progressive Corp. (The) 23,456
119 Raymond James Financial, Inc. 12,513
62 S&P Global, Inc. 25,781
74 Tradeweb Markets, Inc., Class A 7,171
74 Travelers Cos., Inc. (The) 13,366
311 Visa, Inc., Class A 79,828
117 W R Berkley Corp. 8,488
38 WEX, Inc.* 6,710
714,035
Health Care – 13.4%
361 Abbott Laboratories 37,649
303 AbbVie, Inc. 43,144
37 Align Technology, Inc.* 7,911
107 Becton Dickinson & Co. 25,271
447 Boston Scientific Corp.* 24,983
426 Bristol-Myers Squibb Co. 21,036

GOLDMAN SACHS DEFENSIVE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
64 Cencora, Inc. $ 13,016
13 Chemed Corp. 7,371
43 Cooper Cos., Inc. (The) 14,487
267 CVS Health Corp. 18,143
158 Dexcom, Inc.* 18,252
187 Edwards Lifesciences Corp.* 12,662
61 Elevance Health, Inc. 29,249
137 Eli Lilly & Co. 80,972
253 Gilead Sciences, Inc. 19,380
131 Hologic, Inc.* 9,340
43 Humana, Inc. 20,849
39 IDEXX Laboratories, Inc.* 18,167
84 Intuitive Surgical, Inc.* 26,111
433 Johnson & Johnson 66,968
45 Laboratory Corp. of America
Holdings 9,761
34 McKesson Corp. 15,999
425 Merck & Co., Inc. 43,554
121 Moderna, Inc.* 9,402
29 Molina Healthcare, Inc.* 10,601
85 Quest Diagnostics, Inc. 11,664
31 Regeneron Pharmaceuticals,
Inc.* 25,538
65 STERIS PLC 13,061
68 Stryker Corp. 20,150
85 Thermo Fisher Scientific, Inc. 42,140
163 UnitedHealth Group, Inc. 90,134
108 Veeva Systems, Inc., Class A* 18,825
79 Vertex Pharmaceuticals, Inc.* 28,030
43 West Pharmaceutical Services,
Inc. 15,083
136 Zoetis, Inc. 24,027
892,930
Industrials – 10.0%
93 A O Smith Corp. 7,008
63 Advanced Drainage Systems,
Inc. 7,630
139 Automatic Data Processing, Inc. 31,959
87 Broadridge Financial Solutions,
Inc. 16,862
120 BWX Technologies, Inc. 9,364
125 C.H. Robinson Worldwide, Inc. 10,256
31 CACI International, Inc., Class
A* 9,949
96 Caterpillar, Inc. 24,069
34 Cintas Corp. 18,811
216 Emerson Electric Co. 19,202
76 Expeditors International of
Washington, Inc. 9,146
335 Fastenal Co. 20,090
56 FedEx Corp. 14,495
195 Fortive Corp. 13,451
72 General Dynamics Corp. 17,782
248 General Electric Co. 30,206
146 Honeywell International, Inc. 28,604
213 Howmet Aerospace, Inc. 11,204
56 IDEX Corp. 11,294
89 Illinois Tool Works, Inc. 21,557
52 J.B. Hunt Transport Services, Inc. 9,634
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
226 Johnson Controls International
PLC $ 11,933
49 MSA Safety, Inc. 8,533
88 MSC Industrial Direct Co., Inc.,
Class A 8,573
40 Nordson Corp. 9,414
46 Northrop Grumman Corp. 21,857
252 Otis Worldwide Corp. 21,619
34 Parker-Hannifin Corp. 14,728
137 Parsons Corp.* 8,534
184 Paychex, Inc. 22,442
80 Republic Services, Inc. 12,947
308 Rollins, Inc. 12,548
73 Trane Technologies PLC 16,455
14 TransDigm Group, Inc. 13,480
161 Union Pacific Corp. 36,268
165 United Parcel Service, Inc.,
Class B 25,016
61 Verisk Analytics, Inc. 14,727
22 W.W. Grainger, Inc. 17,296
147 Waste Management, Inc. 25,136
73 Westinghouse Air Brake
Technologies Corp. 8,509
84 Woodward, Inc. 11,355
663,943
Information Technology – 25.2%
129 Accenture PLC, Class A 42,975
76 Adobe, Inc.* 46,437
83 Akamai Technologies, Inc.* 9,589
240 Amphenol Corp., Class A 21,838
37 ANSYS, Inc.* 10,854
2,175 Apple, Inc. 413,141
70 Arista Networks, Inc.* 15,380
64 Atlassian Corp., Class A* 12,221
105 Autodesk, Inc.* 22,935
64 Cadence Design Systems, Inc.* 17,489
71 CDW Corp. 14,972
868 Cisco Systems, Inc. 41,994
110 Datadog, Inc., Class A* 12,823
250 Dynatrace, Inc.* 13,388
289 Fortinet, Inc.* 15,190
52 Gartner, Inc.* 22,612
58 Intuit, Inc. 33,145
289 Juniper Networks, Inc. 8,222
70 Keysight Technologies, Inc.* 9,512
50 Manhattan Associates, Inc.* 11,153
1,084 Microsoft Corp. 410,738
77 Motorola Solutions, Inc. 24,861
126 NetApp, Inc. 11,515
355 NVIDIA Corp. 166,034
84 Palo Alto Networks, Inc.* 24,788
58 PTC, Inc.* 9,127
55 Qualys, Inc.* 10,166
44 Roper Technologies, Inc. 23,683
210 Salesforce, Inc.* 52,899
125 Seagate Technology Holdings
PLC 9,887
33 Synopsys, Inc.* 17,927
94 TE Connectivity Ltd. 12,314

GOLDMAN SACHS DEFENSIVE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
37 Teledyne Technologies, Inc.* $ 14,910
227 Texas Instruments, Inc. 34,665
221 Trimble, Inc.* 10,254
38 Tyler Technologies, Inc.* 15,536
65 VeriSign, Inc.* 13,793
91 Workday, Inc., Class A* 24,636
33 Zebra Technologies Corp., Class
A* 7,820
1,691,423
Materials – 2.4%
55 Air Products and Chemicals, Inc. 14,880
210 DuPont de Nemours, Inc. 15,024
98 Ecolab, Inc. 18,790
212 International Paper Co. 7,831
100 Linde PLC 41,377
52 Packaging Corp. of America 8,737
47 Reliance Steel & Aluminum Co. 12,937
89 RPM International, Inc. 9,161
93 Sherwin-Williams Co. (The) 25,928
99 Southern Copper Corp. (Mexico) 7,121
161,786
Real Estate – 1.5%
73 AvalonBay Communities, Inc.
REIT 12,624
30 Equinix, Inc. REIT 24,450
239 Equity Residential REIT 13,585
41 Essex Property Trust, Inc. REIT 8,752
104 Extra Space Storage, Inc. REIT 13,538
59 Public Storage REIT 15,267
203 Realty Income Corp. REIT 10,954
99,170
Utilities – 2.7%
261 American Electric Power Co.,
Inc. 20,763
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
108 American Water Works Co., Inc. $ 14,239
95 Atmos Energy Corp. 10,812
91 Constellation Energy Corp. 11,015
254 Duke Energy Corp. 23,439
236 Edison International 15,810
399 Exelon Corp. 15,365
467 NextEra Energy, Inc. 27,324
343 PPL Corp. 8,959
326 Southern Co. (The) 23,139
129 WEC Energy Group, Inc. 10,787
181,652
TOTAL COMMON STOCKS
(Cost $5,432,302)
5,979,621
Shares Dividend Rate Value
aa
Investment Company – 3.0%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
197,265 5.260% 197,265
(Cost $197,265)
TOTAL INVESTMENTS – 92.4%
(Cost $5,629,567)
$ 6,176,886
OTHER ASSETS IN EXCESS OF LIABILITIES
– 7.6%
508,357
NET ASSETS – 100.0%
$ 6,685,243
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At November 30, 2023, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 3 12/15/23 $ 686,513 $ 6,091
PURCHASED & WRITTEN OPTIONS CONTRACTS
— At November 30, 2023, the Fund had the following purchased option contracts:
EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS
Description
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Purchased Option Contracts:
Puts
S&P 500 Index $ 550.00 12/29/2023 28 $ 6,370 $ 42,350 $ 50,013 $ (7,663)

GOLDMAN SACHS DEFENSIVE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Description
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS
Description
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
S&P 500 Index $ 700.00 12/29/2023 28 $ (6,580) $ (32,550) $ (26,568) $ (5,982)
Puts
S&P 500 Index 380.00 12/29/2023 28 (6,132) (13,090) (15,367) 2,277
Total written option contracts 56 $ (12,712) $ (45,640) $ (41,935) $ (3,705)
Additional Investment Information  ( continued )
**End swaps header** (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
November 30, 2023 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying
ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level
2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.
Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November
30, 2023:
Bloomberg Clean Energy Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 2,204,970 $ 20,860 $ —
Europe 3,752,056 — —
North America 5,304,330 — —
South America 135,394 68,061 —
Investment Company 48,409 — —
Securities Lending Reinvestment Vehicle 30,261 — —
Total
$ 11,475,420 $ 88,921 $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Equal Weight U.S. Large Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 475,188,390 $ — $ —
Investment Company 1,377,549 — —
Securities Lending Reinvestment Vehicle 764,541 — —
Total
$ 477,330,480 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Hedge Industry VIP ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 2,666,177 $ — $ —
Europe 6,115,937 — —
North America 137,999,660 — —
South America 3,381,900 — —
Investment Company 116,858 — —
Securities Lending Reinvestment Vehicle 2,691,750 — —
Total
$ 152,972,282 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Innovate Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 51,906,180 $ 159,902 $ —
Europe 30,731,140 — 28,403
North America 245,025,715 561,512 —
South America 4,993,659 — —
Exchange-Traded Fund 682,555 — —
Investment Company 962,603 — —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Securities Lending Reinvestment Vehicle 6,656,492 — —
Total
$ 340,958,344 $ 721,414 $ 28,403
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
JUST U.S. Large Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 297,977,995 $ — $ —
Investment Company 431,692 — —
Securities Lending Reinvestment Vehicle 237,856 — —
Total
$ 298,647,543 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
North American Pipelines & Power Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 87,036 $ — $ —
North America 10,467,675 — —
Investment Company 27,787 — —
Total
$ 10,582,498 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Small Cap Core Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 87,104 $ — $ —
North America 8,147,133 — —
Investment Company 111,741 — —
Total
$ 8,345,978 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Defensive Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 13,256 $ — $ —
North America 5,945,299 — —
South America 21,066 — —
Investment Company 197,265 — —
Total
$ 6,176,886 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 6,091 $ — $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
Purchased Options Contracts $ 42,350 $ — $ —
Total
$ 48,441 $ — $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Written Options Contracts $ (45,640) $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
(c)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the
Index, (or a Reference Index if applicable) including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the
Index.
Index Risk (each Fund except Goldman Sachs Defensive Equity ETF) — Bloomberg Professional Services, GSAM, JUST Capital
Foundation, Inc. and Solactive AG (the “Index Providers”) construct the respective Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Providers rely on third party data they believe to be reliable in constructing each respective Index, but they do not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Providers for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Providers can guarantee the availability or timeliness of the production of the Index. Furthermore, Bloomberg Professional Services, the index provider for
Goldman Sachs Bloomberg Clean Energy Equity ETF, Solactive AG, the index provider for the Goldman Sachs Equal Weight U.S.
Large Cap Equity ETF, Goldman Sachs Innovate Equity ETF and Goldman Sachs North American Pipeline & Power Equity ETF and
JUST Capital Foundation, Inc., the index provider for the Goldman Sachs JUST U.S. Large Cap Equity ETF, may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a
Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.
Industry Concentration Risk — In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe or NYSE
Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index (except Goldman Sachs Defensive Equity ETF) trading individually or in the aggregate at any point in time.
Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stocks, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.
Non-Diversification Risk — The Goldman Sachs North American Pipelines & Power Equity ETF is non-diversified, meaning that it is permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the
Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Tracking Error Risk (each Fund except Goldman Sachs Defensive Equity ETF) — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)